UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number

                                   811-05549

                              Reynolds Funds, Inc.
                              --------------------

               (Exact name of registrant as specified in charter)

                             Wood Island, 3rd Floor
                        80 East Sir Francis Drake Blvd.
                              Larkspur, CA  94939
                              -------------------

              (Address of principal executive offices) (Zip code)

                             Frederick L. Reynolds
                          Reynolds Capital Management
                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                          ---------------------------

                    (Name and address of agent for service)

                                 (415) 461-7860
                                 --------------

              Registrant's telephone number, including area code:

Date of fiscal year end:  09/30/2003

Date of reporting period: 09/30/2003

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2003

                                 REYNOLDS FUNDS
                              NO-LOAD MUTUAL FUNDS

REYNOLDS
BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION,
WITH CURRENT INCOME A SECONDARY OBJECTIVE

REYNOLDS
OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
U.S. GOVERNMENT BOND FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME

REYNOLDS
MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME
CONSISTENT WITH A STABLE NET ASSET VALUE

                                 1-800-773-9665
                             WWW.REYNOLDSFUNDS.COM

                                 REYNOLDS FUNDS

                                                               November 28, 2003

Dear Fellow Shareholders:

  The U.S. economy appears to have shifted into a more robust expansion. In the third quarter ended September 30, 2003, the U.S. economy grew at its best quarterly growth rate in two decades. Spending by consumers, exports and residential construction were some of the strongest sectors. However, one of the most significant factors was that capital spending by companies grew at the fastest rate since early 2000. This is occurring with interest rates at a forty year low. As a result, stocks have begun resuming their normal long-term upward trend. We believe that there are currently many stocks that are undervalued and we are taking advantage of these long-term investment opportunities. One hundred percent of our company's pension plan is invested in the Reynolds Funds.

  The Reynolds Blue Chip Growth, Reynolds Opportunity and Reynolds Funds had strong appreciation for the nine months ended September 30, 2003:

                  December 31, 2002 through September 30, 2003

               Reynolds Blue Chip Growth Fund              +26.15%
               Reynolds Opportunity Fund                   +49.96%
               Reynolds Fund                               +88.40%

The Blue Chip, Opportunity and Reynolds Fund also had strong appreciation for the twelve months ended September 30, 2003:

                 September 30, 2002 through September 30, 2003

               Reynolds Blue Chip Growth Fund              +42.43%
               Reynolds Opportunity Fund                   +62.63%
               Reynolds Fund                               +99.67%

The strong near term performance of the Reynolds Stock Funds has recently been featured in many financial publications including: Business Week Online, CNBC, Investor's Business Daily, Kiplinger's Magazine, The Boston Globe, The Chicago Tribune, The San Francisco Chronicle, USA Today, The Wall Street Journal and Yahoo! Finance.

                 INVESTING IN GOOD COMPANIES IN GOOD INDUSTRIES

  There are approximately seventy five industries that one can invest in. One hundred years ago we might have talked very positively about the strong outlook for such industries as railroads, steels and public utilities. In the 1960's we might have talked about the strong outlook for such industries as chemicals and color televisions. However, these industries are now mature and have poorer growth prospects. We do not mind investing in good companies in poor industries. However, we have found that these good companies usually have a tough job overcoming the fact that their industry is not helping them. The Reynolds Stock Funds have an investment emphasis on good companies in good industries. Some of the industries with the best outlooks currently are: (1) communications, (2) financial services, (3) health - including biotechnology and services, (4) the Internet, (5) leisure time (6) retailing - including discount and specialty and
(7) technology - including application software and semiconductors.

            OPPORTUNISTIC INVESTING IN MEDIUM TO SMALL SIZE COMPANIES

  Many medium to small size quality companies have declined appreciably in price over the last few years and we feel they have significant price appreciation potential. We have taken the opportunity to purchase many of these companies as investments in the Reynolds Stock Funds.

        LOW INTEREST RATES ARE A SIGNIFICANT POSITIVE FOR STOCK VALUATIONS

  Since January 2001, the Federal Reserve Board has lowered short-term interest rates twelve times in an attempt to stimulate the economy. Lower interest rates usually result in higher stock valuations for many reasons including:

   (1) Borrowing costs of corporations are lower resulting in higher business confidence and profits.

   (2) Borrowing costs of individuals are lower which increases consumer confidence and spending.

   (3)  Cash is not as attractive as an alternative investment to stocks.

   (4) A company's stock is usually valued by placing a present value on that company's future stream of earnings and dividends. The present value should be higher when interest and inflation rates are low.

                        THE REYNOLDS BLUE CHIP GROWTH FUND

  The long-term strategy of the Reynolds Blue Chip Growth Fund is to emphasize investment in growth companies. Occasionally, these companies go out of favor for a while. However, these companies should continue to build value if their earnings grow and their stocks should begin appreciating again when they return to favor.

PERFORMANCE HIGHLIGHTS (AS OF SEPTEMBER 30, 2003)

                                            TOTAL RETURN    ANNUALIZED RETURN
                                            ------------    -----------------
One Year                                       42.43%            42.43%
Five Years                                    -23.12%            -5.12%
Ten Years                                     111.22%             7.76%
Since inception (August 12, 1988)             216.83%             7.92%

  The Reynolds Blue Chip Growth Fund increased 12.13% in the one-month period ended October 31, 2003. The Reynolds Blue Chip Growth Fund increased 41.51% in the ten-month period ended October 31, 2003.

                          THE REYNOLDS OPPORTUNITY FUND

  The Reynolds Opportunity Fund usually invests in medium to smaller size growth companies. A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund and the Reynolds Fund.

PERFORMANCE HIGHLIGHTS (AS OF SEPTEMBER 30, 2003)

                                            TOTAL RETURN    ANNUALIZED RETURN
                                            ------------    -----------------
One Year                                       62.63%            62.63%
Five Years                                    -12.52%            -2.64%
Ten Years                                      95.71%             6.95%
Since inception (January 30, 1992)             91.43%             5.72%

  The Reynolds Opportunity Fund increased 15.37% in the one-month period ended October 31, 2003. The Reynolds Opportunity Fund increased 73.01% in the ten-month period ended October 31, 2003.

  The Board of Directors declared a distribution of $0.58378 from net long-term realized gains on October 29, 2003. This distribution was paid on October 30, 2003 to shareholders of record on October 28, 2003.

                                THE REYNOLDS FUND

  The Reynolds Fund is a general stock fund and is intended to be a long-term investment holding. The Fund may own common stocks of all types and sizes and will mainly invest in common stocks of U.S. headquartered companies. While the Fund will generally invest in "growth" stocks, it may also invest in "value" stocks.

PERFORMANCE HIGHLIGHTS (AS OF SEPTEMBER 30, 2003)

                                            TOTAL RETURN    ANNUALIZED RETURN
                                            ------------    -----------------
One year                                       99.67%            99.67%
Since inception (October 1, 1999)             -39.90%           -11.95%

  The Reynolds Fund increased 18.17% in the one-month period ended October 31, 2003. The Reynolds Fund increased 122.26% in the ten-month period ended October 31, 2003.

                      THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury and Federal Agency Bonds, Treasury Notes and Treasury Bills of varying maturities. As of September 30, 2003, the assets were invested approximately 91.0% in long and medium-term Federal Agency securities and 9.0% in short-term Federal Agency securities and high quality cash equivalents.

  The Reynolds U.S. Government Bond Fund is designed to satisfy many of the fixed income objectives of investors. For example, the Bond Fund is actively managed and is invested in bonds having different maturities, which reduces the risk that a large percentage of the bonds in the Fund mature at an inopportune time for reinvestment. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short- and long-term economic, inflation, and interest rate forecasts. The Bond Fund had a dollar weighted average maturity of 5.8 years on September 30, 2003.

PERFORMANCE HIGHLIGHTS (AS OF SEPTEMBER 30, 2003)

                                            TOTAL RETURN    ANNUALIZED RETURN
                                            ------------    -----------------
One Year                                        0.80%             0.80%
Five Years                                     17.80%             3.33%
Ten Years                                      41.35%             3.52%
Since inception (January 30, 1992)             65.08%             4.39%

                          THE REYNOLDS MONEY MARKET FUND

  The Reynolds Money Market Fund offers unlimited check writing with no minimum amount per check. The Reynolds Money Market Fund is designed to provide for investor's short-term cash management needs. For ease of redemption, the Money Market Fund offers: (1) check writing ($0.20 printing charge per check); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($15.00 wiring charge - no charge if part of the Systematic Withdrawal Plan which has a $100 minimum withdrawal). The Reynolds Money Market Fund's yield should vary with the rate of inflation over the years. As of September 30, 2003, the dollar weighted average days to maturity of the Money Market Fund was 15.6 days.

PERFORMANCE HIGHLIGHTS (AS OF SEPTEMBER 30, 2003)

                                            TOTAL RETURN    ANNUALIZED RETURN
                                            ------------    -----------------
One Year                                        0.38%             0.38%
Five Years                                     16.37%             3.08%
Ten Years                                      45.77%             3.84%
Since inception (January 30, 1991)             60.71%             3.82%

                               ECONOMIC DISCUSSION

                                THE WORLD ECONOMY

  There are more than 1.5 billion people in the world who will be experiencing a higher standard of living and using and consuming more products as capitalism grows in China, Eastern Europe and Russia. Many other countries, such as India and the democratic countries in Latin America, have rapidly emerging middle classes that desire western goods and services and governments that are encouraging foreign investment.

  Worldwide inflation remains low. There are many reasons for this, including:
(1) committed central bankers; (2) fiscal restraint by governments; (3) worldwide competition for products and labor is keeping costs low; (4) economic systems are more efficient; (5) cost cutting and restructuring is spreading to many countries; (6) more efficient private-sector operations are replacing inefficient state-run enterprises; and (7) excess capacity exists in many markets.

  The Blue Chip, Opportunity and Reynolds Funds are well positioned to participate in these long-term worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies whose stocks or ADRs trade in the United States. We have some investments in China headquartered companies in the Reynolds Stock Funds at the present time. We are planning on increasing our investments in China headquartered companies in the future as we believe that their long-term fundamentals are positive.

                                 THE U.S. ECONOMY

  The U.S. economy is strengthening. The quarter ended September 30, 2003 had the best quarterly GDP growth in nearly two decades. The efficiencies of the economy are impressive. This is one reason why fewer jobs are being created with this recovery.

  Consumer spending represents approximately 65% of GDP and has been a strong positive. Other strong areas have been residential construction, exports and more recently business investment. GDP increased at an annual rate of approximately 3.1% during the nine month period ended September 30, 2003. GDP increased 2.4% in 2002, 0.3% in 2001, 3.8% in 2000, 4.1% in 1999 and 4.3% in
1998. GDP is estimated to increase  3.9% in 2003 and  4.4% in 2004.

  U.S. inflation is low relative to the last thirty years due to such factors as global competition, advances in technology resulting in increasing productivity and technology innovations that are helping to lower production and distribution costs. U.S. inflation increased 2.3% in 2002, 2.7% in 2001, 2.3% in 2000, 2.2% in 1999 and 1.5% in 1998. U.S. inflation is estimated to increase 2.4% in 2003 and 2.2% in 2004.

                                INVESTMENT OUTLOOK

  There are many investment positives. Among them are: (1) some of the concerns negatively affecting stock prices have recently lessened; (2) the current stock prices of many companies are low compared to historic valuations; (3) interest rates have been lowered by the Federal Reserve while inflation remains at a low level; (4) the Federal Government has implemented economic stimulus through individual tax refunds and tax rate reductions; (5) U.S. industry is more competitive than at any time in the past quarter century and U.S. companies are the leaders in the majority of industries worldwide; (6) U. S. productivity continues to increase; and (7) the Internet is beginning to produce efficiencies.

                       INFORMATION ABOUT THE REYNOLDS FUNDS

  REYNOLDSFUNDS.COM WEB SITE: You can now access current information about your investment holdings via our web site, reynoldsfunds.com. You must first request a personal identification number (PIN) by calling our shareholder service representatives at (800) 773-9665. You will be able to view your account list, account detail (including balances), transaction history, distributions, and current Fund prices. Additional information available includes quarterly updates on the returns of the Reynolds Funds, top ten holdings of each equity portfolio, and industry percentages. Also detailed statistics and graphs of past performances with a link to Quicken.com for the various Reynolds Funds.

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours-a-day, seven days a week and press "any key" then "1". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR REYNOLDS MONEY MARKET FUND AND U.S. GOVERNMENT BOND FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "any key" then "1".

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days a week), press "any key" then "2" and enter your 16 digit account number which appears at the top right of your statement.

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT ACCOUNT INFORMATION AND CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 and press "0" from 6 A.M. to 5 P.M. (PST).

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are:
(1) Blue Chip, Opportunity and Reynolds Fund statements are sent twice a year if and when any ordinary income or capital gains are distributed; and (2) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX REPORTING: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds are also reported in January.

  MINIMUM INVESTMENT: $1,000 for regular and retirement accounts ($100 for additional investments for all accounts - except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, 401k, SEP IRA, 403b and Fund Sponsored Qualified Retirement Plans.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account or your account in any of the Reynolds Funds ($50 minimum) at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or transfer funds to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS: As often as desired - no charge.

  NASDAQ SYMBOLS: Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds Fund - REYFX, Reynolds U.S. Government Bond Fund - RUSGX, Reynolds Money Market Fund - REYXX.

  PORTFOLIO MANAGER: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

  THE REYNOLDS FUNDS ARE NO-LOAD: No front-end sales commissions or deferred sales charges ("loads") are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 5% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder's return. The Reynolds Funds are No-Load as they do not have these extra charges.

  We appreciate your continued confidence in the Reynolds Funds and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,

/s/Frederick L. Reynolds

Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Reynolds Blue Chip Growth Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  The Blue Chip Fund's performance was positively affected in the second half of its fiscal year ended September 30, 2003 by the lessening of some external fears, a strengthening economy - including business investment, stronger earnings and a shift in leadership to growth stocks. The Blue Chip Fund was particularly helped by its emphasis on growth stocks in industries with stronger long-term outlooks such as: (1) communications, (2) financial services, (3) health - including biotechnology and services, (4) the Internet, (5) leisure,
(6) retailers - including discount and specialty, and (7) technology - including application software and semiconductors. The Reynolds Blue Chip Growth Fund's performance was also helped by the portion of its portfolio that was invested in medium to smaller size companies. The Reynolds Blue Chip Growth Fund's performance was negatively affected during the first half of its fiscal year ended September 30, 2003 by investors' emphasis on perceived negative external events such as confidence in our accounting systems, weakness in the economy - particularly slow business investment, some corporate wrongdoings and the impending war in the Middle East. During this period many investors didn't fully appreciate that the fundamentals for many companies, particularly the ones owned or subsequently purchased by the Blue Chip Fund, were improving due to such things as cost cutting, improved efficiencies and new products.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
            REYNOLDS BLUE CHIP GROWTH FUND AND S&P 500 INDEX(1)<F1>

        Date        Reynolds Blue Chip Growth Fund        S&P 500 Index
        ----        ------------------------------        -------------
      9/30/93                  $10,000                       $10,000
      9/30/94                  $10,260                       $10,360
      9/30/95                  $13,882                       $13,447
      9/30/96                  $16,394                       $16,191
      9/30/97                  $23,477                       $22,780
      9/30/98                  $27,461                       $24,864
      9/30/99                  $40,796                       $31,777
      9/30/00                  $50,317                       $35,998
      9/30/01                  $22,472                       $26,415
      9/30/02                  $14,822                       $21,004
      9/30/03                  $21,111                       $26,128

                          AVERAGE ANNUAL TOTAL RETURN
                 1-YEAR              5-YEAR             10-YEAR
                 ------              ------             -------
                 42.43%              -5.12%              7.76%

Past performance is not predictive of future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)<F1> The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
September 30, 2003

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS -- 91.0% (A)<F3>

               ADVERTISING -- 0.3%
    17,000     DoubleClick Inc.*<F2>                              $    183,260
     2,000     Omnicom Group Inc.                                      143,700
    19,000     ValueClick, Inc.*<F2>                                   159,600
                                                                  ------------
                                                                       486,560

               AIRLINES/AEROSPACE -- 1.6%
    46,000     AMR Corp.*<F2>                                          526,700
     2,000     Boeing Co.                                               68,660
    38,000     Continental Airlines, Inc. Cl B*<F2>                    630,040
    38,000     Delta Air Lines, Inc.                                   505,400
     9,000     Southwest Airlines Co.                                  159,300
     3,500     United Technologies Corp.                               270,480
                                                                  ------------
                                                                     2,160,580

               APPLICATION SOFTWARE -- 5.3%
    14,000     Adobe Systems Inc.                                      551,460
    15,000     Business Objects S.A. SP-ADR*<F2>                       374,400
    37,000     Computer Associates
                 International, Inc.                                   966,070
    40,000     Compuware Corp.*<F2>                                    214,400
    34,000     Legato Systems, Inc.*<F2>                               384,200
    31,000     Microsoft Corp.                                         861,800
    24,864     Oracle Corp.*<F2>                                       279,720
    32,000     SAP AG SP-ADR                                           973,120
   124,000     Siebel Systems, Inc.*<F2>                             1,210,240
    48,000     VERITAS Software Corp.*<F2>                           1,512,960
                                                                  ------------
                                                                     7,328,370

               AUTOMOTIVE -- 0.1%
     8,000     Ford Motor Co.                                           86,160

               BANKS -- 1.8%
    26,833     Citigroup Inc.                                        1,221,170
    31,000     J.P. Morgan Chase & Co.                               1,064,230
     2,000     Mellon Financial Corp.                                   60,280
     4,000     Wells Fargo & Co.                                       206,000
                                                                  ------------
                                                                     2,551,680

               BEVERAGES -- 0.5%
     4,000     Coca-Cola Co.                                           171,840
    11,000     PepsiCo, Inc.                                           504,130
                                                                  ------------
                                                                       675,970

               BIOTECHNOLOGY -- 1.5%
     1,000     Amgen Inc.*<F2>                                          64,520
     4,000     Biogen, Inc.*<F2>                                       152,480
     5,500     Genentech, Inc.*<F2>                                    440,770
     2,000     Genzyme Corp.*<F2>                                       92,620
    22,000     Millennium Pharmaceuticals, Inc.*<F2>                   339,900
    43,000     Protein Design Labs, Inc.*<F2>                          604,150
    13,000     Sepracor Inc.*<F2>                                      359,060
                                                                  ------------
                                                                     2,053,500

               BUILDING -- 1.9%
    50,000     Home Depot, Inc.                                      1,592,500
    20,000     Lowe's Companies, Inc.                                1,038,000
                                                                  ------------
                                                                     2,630,500

               BUSINESS SOFTWARE & SERVICES -- 1.7%
    37,000     Akamai Technologies, Inc.*<F2>                          158,730
     3,000     Automatic Data Processing, Inc.                         107,550
    14,000     BEA Systems, Inc.*<F2>                                  168,560
    47,000     Comverse Technology, Inc.*<F2>                          703,590
    33,000     E.piphany, Inc.*<F2>                                    164,670
     6,000     Sabre Holdings Corp.*<F2>                               128,940
    28,000     Sonic Solutions*<F2>                                    390,320
    82,000     Sonus Networks, Inc.*<F2>                               568,178
                                                                  ------------
                                                                     2,390,538

               CABLE TV/BROADCASTING -- 0.7%
    67,000     Charter Communications, Inc.*<F2>                       276,040
     3,000     Comcast Corp. Special Cl A NV*<F2>                       88,920
     3,000     Grupo Televisa S.A. SP-ADR                              109,770
     2,000     News Corp. Ltd. SP-ADR-PRF (b)<F4>                       54,580
    47,000     Sirius Satellite Radio Inc.*<F2>                         85,540
    22,000     XM Satellite Radio Holdings Inc.*<F2>                   341,000
                                                                  ------------
                                                                       955,850

               COMMUNICATION EQUIPMENT -- 5.1%
    21,000     Anaren, Inc.*<F2>                                       268,170
    55,000     Corning Inc.*<F2>                                       518,100
    60,000     L.M. Ericsson Telephone Co. ADR*<F2>                    882,000
   150,500     JDS Uniphase Corp.*<F2>                                 541,800
   296,925     Motorola, Inc.                                        3,554,192
    20,000     QUALCOMM Inc.                                           833,400
    15,000     WebEx Communications, Inc.*<F2>                         283,200
    34,000     Westell Technologies, Inc.*<F2>                         254,660
                                                                  ------------
                                                                     7,135,522

               COMMUNICATIONS SERVICES -- 0.1%
     3,000     Westwood One, Inc.*<F2>                                  90,570

               COMPUTER NETWORKING -- 5.2%
    20,000     BroadVision, Inc.*<F2>                                   98,060
   241,000     Cisco Systems Inc.*<F2>                               4,721,190
    32,000     Citrix Systems, Inc.*<F2>                               708,160
    26,000     Foundry Networks, Inc.*<F2>                             559,000
    75,000     Juniper Networks, Inc.*<F2>                           1,125,000
                                                                  ------------
                                                                     7,211,410

               COMPUTER & PERIPHERALS -- 7.8%
    13,000     Cray, Inc.*<F2>                                         142,350
    32,000     Dell Inc.*<F2>                                        1,069,440
   277,000     EMC Corp. (Mass.)*<F2>                                3,498,510
    38,000     Gateway, Inc.*<F2>                                      215,080
    74,000     Hewlett-Packard Co.                                   1,432,640
    17,900     International Business
                 Machines Corp.                                      1,581,107
    32,000     McDATA Corp.*<F2>                                       381,760
    28,000     Network Appliance, Inc.*<F2>                            574,840
   449,000     Sun Microsystems, Inc.*<F2>                           1,486,190
    31,000     Western Digital Corp.*<F2>                              399,590
                                                                  ------------
                                                                    10,781,507

               COMPUTER SOFTWARE & SERVICES -- 0.5%
    10,000     Electronic Data Systems Corp.                           202,000
    19,000     Macromedia, Inc.*<F2>                                   464,930
                                                                  ------------
                                                                       666,930

               DRUGS -- 2.3%
     3,000     Bristol-Myers Squibb Co.                                 76,980
    12,000     Eli Lilly & Co.                                         712,800
     2,556     Medco Health Solutions, Inc.*<F2>                        66,277
    25,200     Merck & Co., Inc.                                     1,275,624
    37,080     Pfizer Inc.                                           1,126,490
                                                                  ------------
                                                                     3,258,171

               ELECTRICAL EQUIPMENT -- 1.1
    27,500     General Electric Co.                                    819,775
    42,000     PerkinElmer, Inc.                                       643,020
                                                                  ------------
                                                                     1,462,795

               ELECTRONICS -- 0.8%
    26,000     Agilent Technologies, Inc.*<F2>                         574,860
    29,000     Vishay Intertechnology, Inc.*<F2>                       508,080
                                                                  ------------
                                                                     1,082,940

               ENERGY-SERVICES -- 0.3%
     2,000     Rowan Companies, Inc.*<F2>                               49,160
     2,000     Schlumberger Ltd.                                        96,800
     6,000     Smith International, Inc.*<F2>                          215,880
     3,000     Transocean Inc.*<F2>                                     60,000
                                                                  ------------
                                                                       421,840

               ENGINEERING/CONSTRUCTION -- 0.0%
     2,000     Fluor Corp.                                              74,660

               ENTERTAINMENT/MEDIA -- 1.4%
    75,754     The Walt Disney Co.                                   1,527,958
     5,000     SONY CORP. - SP-ADR                                     174,000
     5,000     Viacom Inc.                                             192,000
                                                                  ------------
                                                                     1,893,958

               FINANCIAL SERVICES -- 5.2%
    22,000     American Express Co.                                    991,320
    48,000     Ameritrade Holding Corp.*<F2>                           549,120
     2,000     Bear Stearns Cos. Inc.                                  149,600
    34,000     E*TRADE Group, Inc.*<F2>                                314,840
     1,000     Goldman Sachs Group, Inc.                                83,900
    27,000     Knight Trading Group, Inc.*<F2>                         308,610
     2,000     Lehman Brothers Holdings Inc.                           138,160
    17,000     Merrill Lynch & Co., Inc.                               910,010
    22,000     Morgan Stanley                                 .      1,110,120
    24,000     NetBank, Inc.                                           300,000
   187,000     The Charles Schwab Corp.                              2,227,170
     2,000     State Street Corp.                                       90,000
     2,000     Washington Mutual, Inc.                                  78,740
                                                                  ------------
                                                                     7,251,590

               FOODS -- 0.1%
     2,000     Hershey Foods Corp.                                     145,360

               GOLD & SILVER -- 0.1%
     5,000     Newmont Mining Corp.                                    195,450

               GROCERY STORES -- 0.1%
     3,000     Albertson's, Inc.                                        61,710
     3,000     Safeway Inc.*<F2>                                        68,820
                                                                  ------------
                                                                       130,530

               HEALTH MAINTENANCE ORGANIZATIONS -- 0.1%
     1,000     WellPoint Health Networks Inc.*<F2>                      77,080

               HOTEL -- 0.2%
    14,000     Hilton Hotels Corp.                                     227,080

               HOUSEHOLD PRODUCTS -- 0.3%
     9,000     Wyeth                                                   414,900

               INSURANCE -- 0.1%
     3,500     American International Group, Inc.                      201,950

               INTERNET INFORMATION PROVIDERS -- 3.8%
    50,000     Ask Jeeves, Inc.*<F2>                                   869,500
    38,000     chinadotcom corp.*<F2>                                  314,640
    29,000     CNET Networks, Inc.*<F2>                                204,160
    19,000     WebMD Corp.*<F2>                                        170,050
   105,266     Yahoo! Inc.*<F2>                                      3,725,364
                                                                  ------------
                                                                     5,283,714

               INTERNET SERVICE PROVIDERS -- 0.2%
    34,000     EarthLink, Inc.*<F2>                                    279,820

               INTERNET SOFTWARE & SERVICES -- 0.2%
    79,000     Safeguard Scientifics, Inc.*<F2>                        268,600

               MACHINERY -- 0.1%
     2,000     Caterpillar Inc.                                        137,680

               MEDICAL SERVICES -- 0.1%
     2,000     Cardinal Health, Inc.                                   116,780

               MEDICAL SUPPLIES -- 2.3%
    38,000     Abbott Laboratories                                   1,616,900
     2,000     Boston Scientific Corp.*<F2>                            127,600
    30,500     Johnson & Johnson                                     1,510,360
                                                                  ------------
                                                                     3,254,860

               PAPER & FOREST PRODUCTS -- 0.2%
     6,000     Georgia-Pacific Corp.                                   145,440
     2,000     International Paper Co.                                  78,040
                                                                  ------------
                                                                       223,480

               PHOTOGRAPHY -- 0.5%
    44,000     Lexar Media, Inc.*<F2>                                  750,640

               PUBLISHING -- 0.1%
     2,000     Gannett Co., Inc.                                       155,120

               RESTAURANTS -- 0.9%
     2,000     The Cheesecake Factory Inc.*<F2>                         72,600
    41,000     McDonald's Corp.                                        965,140
     3,000     Wendy's International, Inc.                              96,900
     5,000     Yum! Brands, Inc.*<F2>                                  148,100
                                                                  ------------
                                                                     1,282,740

               RETAIL-SPECIALTY -- 4.7%
     9,000     Amazon.com, Inc.*<F2>                                   435,870
    11,000     Bed Bath & Beyond Inc.*<F2>                             420,970
    36,000     Best Buy Co., Inc.*<F2>                               1,710,720
    25,000     Bombay Company, Inc.*<F2>                               246,250
    53,000     Circuit City Stores, Inc.                               505,090
     5,400     Dollar General Corp.                                    108,000
     6,000     eBay Inc.*<F2>                                          321,840
     3,000     Jones Apparel Group, Inc.                                89,790
     2,000     Liz Claiborne, Inc.                                      68,100
     2,000     NIKE, Inc. Cl B                                         121,640
    18,000     Office Depot, Inc.*<F2>                                 252,900
     4,000     OfficeMax, Inc.*<F2>                                     37,480
    45,000     PC Connection, Inc.*<F2>                                422,055
    21,000     Pep Boys-Manny, Moe & Jack                              321,300
     5,000     PETCO Animal Supplies, Inc.*<F2>                        156,050
     9,000     PETsMART, Inc.                                          204,840
    16,000     Pier 1 Imports, Inc.                                    307,840
    10,500     Priceline.com Inc.*<F2>                                 304,920
    15,000     Rite Aid Corp.*<F2>                                      77,400
     5,000     Ross Stores, Inc.                                       231,950
     3,000     Staples, Inc.*<F2>                                       71,520
     3,000     Starbucks Corp.*<F2>                                     86,400
     2,000     TJX Companies, Inc.                                      38,840
                                                                  ------------
                                                                     6,541,765

               RETAIL STORES -- 4.9%
    45,500     Costco Wholesale Corp.*<F2>                           1,417,325
    44,000     The Gap, Inc.                                           753,280
     4,000     Kohl's Corp.*<F2>                                       214,000
     3,000     Neiman Marcus Group, Inc.*<F2>                          125,100
     3,000     Nordstrom, Inc.                                          74,430
    51,000     Target Corp.                                          1,919,130
    42,500     Wal-Mart Stores, Inc.                                 2,373,625
                                                                  ------------
                                                                     6,876,890

               SECURITY SOFTWARE & SERVICES -- 1.4%
    23,000     Internet Security Systems, Inc.*<F2>                    287,500
    18,000     Netegrity, Inc.*<F2>                                    179,640
    47,000     RSA Security Inc.*<F2>                                  675,860
     2,000     Symantec Corp.*<F2>                                     126,380
    48,000     VeriSign, Inc.*<F2>                                     646,080
                                                                  ------------
                                                                     1,915,460

               SEMICONDUCTORS -- 15.8%
    43,000     Altera Corp.*<F2>                                       813,990
    38,000     Atmel Corp.*<F2>                                        152,646
    30,000     Broadcom Corp.*<F2>                                     799,800
    45,000     Cirrus Logic, Inc.*<F2>                                 248,400
    80,000     Conexant Systems, Inc.*<F2>                             452,800
    23,000     Cypress Semiconductor Corp.*<F2>                        406,640
    21,000     ESS Technology, Inc.*<F2>                               226,380
    43,000     Flextronics International Ltd.*<F2>                     611,460
    27,000     Integrated Device Technology, Inc.*<F2>                 335,340
   284,880     Intel Corp.                                           7,839,898
     7,000     Linear Technology Corp.                                 251,510
    45,000     LSI Logic Corp.*<F2>                                    404,550
    29,000     Mattson Technology, Inc.*<F2>                           258,129
     8,000     Maxim Integrated Products, Inc.                         315,120
    22,000     Micrel, Inc.*<F2>                                       268,180
    40,000     Micron Technology, Inc.*<F2>                            536,800
    43,000     PMC-Sierra, Inc.*<F2>                                   567,170
     6,000     QLogic Corp.*<F2>                                       282,060
    18,000     Rambus Inc.*<F2>                                        303,120
    62,000     Sanmina-SCI Corp.*<F2>                                  598,920
    18,000     SIPEX Corp.*<F2>                                        141,300
    58,000     Solectron Corp.*<F2>                                    339,300
    19,240     Taiwan Semiconductor
                 Manufacturing Co. Ltd. SP-ADR*<F2>                    208,369
   169,000     Texas Instruments Inc.                                3,853,200
    25,000     TriQuint Semiconductor, Inc.*<F2>                       141,250
   129,000     Vitesse Semiconductor Corp.*<F2>                        826,890
    20,000     Xicor, Inc.*<F2>                                        185,800
    21,000     Xilinx, Inc.*<F2>                                       597,030
                                                                  ------------
                                                                    21,966,052

               SEMICONDUCTOR CAPITAL SPENDING -- 3.6%
    27,000     Applied Materials, Inc.*<F2>                            489,510
    39,000     Asyst Technologies, Inc.*<F2>                           548,340
    11,000     KLA-Tencor Corp.*<F2>                                   567,600
    49,000     Kulicke and Soffa Industries, Inc.*<F2>                 531,650
    33,000     Lam Research Corp.*<F2>                                 733,590
    39,000     LTX Corp.*<F2>                                          440,154
    16,000     Novellus Systems, Inc.*<F2>                             537,600
    57,000     Teradyne, Inc.*<F2>                                   1,060,200
    48,000     TranSwitch Corp.*<F2>                                   119,040
                                                                  ------------
                                                                     5,027,684

               SERVICES -- 0.4%
     4,000     FedEx Corp.                                             257,720
     4,000     United Parcel Service, Inc. Cl B                        255,200
                                                                  ------------
                                                                       512,920

               TELECOMMUNICATIONS -- 2.4%
    46,000     Agere Systems Inc.*<F2>                                 141,220
    27,000     Avaya Inc.*<F2>                                         294,300
   107,000     CIENA Corp.*<F2>                                        627,020
   138,750     Lucent Technologies Inc.                                299,700
   332,600     Nortel Networks Corp.*<F2>                            1,363,660
    89,000     Tellabs, Inc.*<F2>                                      606,268
                                                                  ------------
                                                                     3,332,168

               TELEPHONE SERVICES -- 0.8%
    16,000     AT&T Corp.                                              344,800
     3,000     BellSouth Corp.                                          71,040
     3,000     SBC Communications Inc.                                  66,750
    20,000     Sprint Corp. (FON Group)                                302,000
    19,000     Time Warner Telecom Inc.*<F2>                           175,940
     3,000     Verizon Communications Inc.                              97,320
     3,000     Vodafone Group PLC - SP-ADR                              60,750
                                                                  ------------
                                                                     1,118,600

               TRANSPORTATION -- 0.1%
     3,000     Burlington Northern Santa Fe Corp.                       86,610

               WIRELESS COMMUNICATION -- 2.3%
    66,000     AT&T Wireless Services Inc.                             539,880
    28,000     Nextel Communications, Inc.*<F2>                        551,880
    21,000     Nextel Partners, Inc.*<F2>                              164,850
    15,000     Nokia Corp. "A" SP ADR                                  234,000
    24,000     Research In Motion Ltd.*<F2>                            916,800
     9,000     Sprint Corp. (PCS Group)*<F2>                            51,570
    42,000     Western Wireless Corp.*<F2>                             784,140
                                                                  ------------
                                                                     3,243,120
                                                                  ------------
                  Total common stocks
                    (cost $125,954,301)                            126,418,654
                                                                  ------------

PRINCIPAL AMOUNT
-----------------
SHORT-TERM INVESTMENTS -- 4.3% (A)<F3>
               VARIABLE RATE DEMAND NOTE
$5,960,818     U.S. Bank, N.A.                                       5,960,818
                                                                  ------------
               Total short-term investments
                 (cost $5,960,818)                                   5,960,818
                                                                  ------------
               Total investments
                 (cost $131,915,119)                               132,379,472
               Cash and receivables, less
                 liabilities -- 4.7% (A)<F3>                         6,523,777
                                                                  ------------
               NET ASSETS                                         $138,903,249
                                                                  ------------
                                                                  ------------

               Net Asset Value Per Share
                 ($0.01 par value 40,000,000
                 shares authorized), offering
                 and redemption price
                 ($138,903,249 / 4,972,684
                 shares outstanding)                              $      27.93
                                                                  ------------
                                                                  ------------

  *<F2>   Non-income producing security.
ADR - American Depository Receipt
(a)<F3>   Percentages for the various classifications relate to net assets.
(b)<F4>   One ADR represents 4 preferred limited voting ordinary shares.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2003

INCOME:
   Dividends                                                       $   815,672
   Interest                                                             17,932
                                                                   -----------
       Total income                                                    833,604
                                                                   -----------

EXPENSES:
   Management fees                                                     969,139
   Transfer agent fees                                                 225,166
   Administrative services                                             131,155
   Professional fees                                                   105,415
   Printing and postage expense                                         92,238
   Custodian fees                                                       42,746
   Distribution fees                                                    38,865
   Registration fees                                                    23,668
   Board of Directors fees                                               4,500
   Other expenses                                                       32,375
                                                                   -----------
       Total operating expenses before interest expense              1,665,267

   Interest expense                                                     23,865
                                                                   -----------
       Total expenses                                                1,689,132
                                                                   -----------
NET INVESTMENT LOSS                                                   (855,528)
                                                                   -----------
NET REALIZED LOSS ON INVESTMENTS                                    (1,735,336)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                34,019,632
                                                                   -----------
NET GAIN ON INVESTMENTS                                             32,284,296
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $31,428,768
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2003 and 2002

                                                                                                2003                 2002
                                                                                            ------------         ------------
OPERATIONS:
   Net investment loss                                                                       $   (855,528)      $  (1,267,508)
   Net realized loss on investments                                                            (1,735,336)         (1,568,862)
   Net change in unrealized appreciation on investments                                        34,019,632         (40,229,330)
                                                                                             ------------       -------------
       Net increase (decrease) in net assets resulting from operations                         31,428,768         (43,065,700)
                                                                                             ------------       -------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (4,347,940 and 2,112,082 shares, respectively)                 112,162,453          68,065,779
   Cost of shares redeemed (3,456,834 and 4,177,376 shares, respectively)                     (84,720,688)       (127,709,045)
                                                                                             ------------       -------------
       Net increase (decrease) in net assets derived from Fund share activities                27,441,765         (59,643,266)
                                                                                             ------------       -------------
       TOTAL INCREASE (DECREASE)                                                               58,870,533        (102,708,966)
NET ASSETS AT THE BEGINNING OF THE YEAR                                                        80,032,716         182,741,682
                                                                                             ------------       -------------
NET ASSETS AT THE END OF THE YEAR                                                            $138,903,249       $  80,032,716
                                                                                             ------------       -------------
                                                                                             ------------       -------------

FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                              FOR THE YEARS ENDED SEPTEMBER 30,
                                                               ----------------------------------------------------------------
                                                               2003           2002           2001           2000           1999
                                                               ----           ----           ----           ----           ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                           $ 19.61        $ 29.73        $ 66.57        $ 53.98        $ 36.95

Income from investment operations:
   Net investment loss*<F5>                                    (0.22)         (0.25)         (0.38)         (0.51)         (0.33)
   Net realized and unrealized gain (loss) on investments       8.54          (9.87)        (36.46)         13.11          18.01
                                                             -------        -------        -------        -------        -------
Total from investment operations                                8.32         (10.12)        (36.84)         12.60          17.68

Less distributions:
   Dividend from net investment income                            --             --             --             --             --
   Distributions from net realized gains                          --             --             --          (0.01)         (0.65)
                                                             -------        -------        -------        -------        -------
Total from distributions                                          --             --             --          (0.01)         (0.65)
                                                             -------        -------        -------        -------        -------
Net asset value, end of year                                 $ 27.93        $ 19.61        $ 29.73        $ 66.57        $ 53.98
                                                             -------        -------        -------        -------        -------
                                                             -------        -------        -------        -------        -------

TOTAL INVESTMENT RETURN                                       42.43%        (34.04%)       (55.34%)        23.34%         48.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                         138,903         80,033        182,742        583,884        386,951
Ratio of operating expenses before interest expense
  to average net assets                                        1.72%          1.49%          1.34%          1.29%          1.45%
Ratio of interest expense to average net assets                0.02%          0.02%          0.01%          0.00%           N/A
Ratio of net investment loss to average net assets            (0.88%)        (0.82%)        (0.82%)        (0.84%)        (0.63%)
Portfolio turnover rate                                        83.7%          67.0%          35.8%          17.3%           6.2%

*<F5> In 2003, 2002, 2001 and 1999, net investment loss per share is calculated using average shares outstanding. In 2000 net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  The Opportunity Fund's performance was positively affected in the second half of its fiscal year ended September 30, 2003 by the lessening of some external fears, a strengthening economy - including business investment, stronger earnings and a shift in leadership to growth stocks. The Opportunity Fund was particularly helped by its emphasis on growth stocks in industries with stronger long-term outlooks such as: (1) communications, (2) financial services, (3) health - including biotechnology and services, (4) the Internet, (5) leisure,
(6) retailers - including discount and specialty, and (7) technology - including application software and semiconductors. The Reynolds Opportunity Fund was also helped by its emphasis on medium to smaller size companies. The Reynolds Opportunity Fund's performance was negatively affected in the first half of its fiscal year ended September 30, 2003 by investors' emphasis on perceived negative external events such as confidence in our accounting systems, weakness in the economy - particularly business investment, some corporate wrongdoings and the impending war in the Middle East. During this period many investors didn't fully appreciate that the fundamentals for many companies, particularly the ones owned or subsequently purchased by the Opportunity Fund, were improving due to such things as cost cutting, improved efficiencies and new products.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
               REYNOLDS OPPORTUNITY FUND AND S&P 500 INDEX(1)<F6>

           Date           Reynolds Opportunity Fund       S&P 500 Index
           ----           -------------------------       -------------
          9/30/93                  $10,000                   $10,000
          9/30/94                  $10,320                   $10,360
          9/30/95                  $14,489                   $13,447
          9/30/96                  $15,996                   $16,191
          9/30/97                  $19,931                   $22,780
          9/30/98                  $22,375                   $24,864
          9/30/99                  $35,795                   $31,777
          9/30/00                  $45,431                   $35,997
          9/30/01                  $17,971                   $26,414
          9/30/02                  $12,036                   $21,003
          9/30/03                  $19,575                   $26,127

                          AVERAGE ANNUAL TOTAL RETURN

                 1-YEAR              5-YEAR             10-YEAR
                 ------              ------             -------
                 62.63%              -2.64%              6.95%

Past performance is not predictive of future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)<F6> The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
September 30, 2003

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS -- 94.1% (A)<F8>

             ADVERTISING -- 0.8%
     9,000   DoubleClick Inc.*<F7>                                 $    97,020
     3,000   Monster Worldwide Inc.*<F7>                                75,660
     3,000   ValueClick, Inc.*<F7>                                      25,200
                                                                   -----------
                                                                       197,880

             APPAREL -- 0.5%
    13,000   Vans, Inc.*<F7>                                           141,570

             APPLICATION SOFTWARE -- 4.6%
     3,000   Adobe Systems Inc.                                        118,170
     7,000   Business Objects S.A.-SP ADR*<F7>                         174,720
     5,000   Computer Associates
               International, Inc.                                     130,550
    18,000   Compuware Corp.*<F7>                                       96,480
    17,000   i2 Technologies, Inc.*<F7>                                 21,590
    16,000   Legato Systems, Inc.*<F7>                                 180,800
    12,000   Novell, Inc.*<F7>                                          63,600
     4,000   Oracle Corp.*<F7>                                          45,000
     4,000   Pumatech, Inc.*<F7>                                        19,040
    20,000   Sagent Technology, Inc.*<F7>                                2,500
    28,000   Siebel Systems, Inc.*<F7>                                 273,280
     3,000   VERITAS Software Corp.*<F7>                                94,560
                                                                   -----------
                                                                     1,220,290

             BIOTECHNOLOGY -- 3.1%
    26,000   Aastrom Biosciences, Inc.*<F7>                             36,660
     4,000   Applera Corp.-Celera Genomics
               Group (Tracking Stock)*<F7>                              46,760
     8,000   AVI BioPharma, Inc.*<F7>                                   41,360
    12,000   Genaera Corp.*<F7>                                         56,760
     8,000   Human Genome Sciences, Inc.*<F7>                          109,840
     9,000   Millennium Pharmaceuticals, Inc.*<F7>                     139,050
     3,000   PRAECIS Pharmaceuticals Inc.*<F7>                          20,280
     3,000   Protein Design Labs, Inc.*<F7>                             42,150
     4,000   Sepracor Inc.*<F7>                                        110,480
    11,000   Serologicals Corp.*<F7>                                   144,650
     3,000   Transkaryotic Therapies, Inc.*<F7>                         31,440
     7,000   XOMA Ltd.*<F7>                                             52,360
                                                                   -----------
                                                                       831,790

             BUILDING -- 0.4%
     3,397   Home Depot, Inc.                                          108,194

             BUSINESS SOFTWARE & SERVICES -- 6.4%
    10,000   Advent Software, Inc.*<F7>                                160,800
    16,000   Akamai Technologies, Inc.*<F7>                             24,420
    22,000   BEA Systems, Inc.*<F7>                                    264,880
    11,000   Comverse Technology, Inc.*<F7>                            164,670
     4,000   Embarcadero Technologies, Inc.*<F7>                        40,200
     6,000   E.piphany, Inc.*<F7>                                       29,940
     8,000   FileNET Corp.*<F7>                                        160,560
    27,000   I-many, Inc.*<F7>                                          28,863
    14,000   Manugistics Group, Inc.*<F7>                               77,000
     4,000   OpenTV Corp.*<F7>                                          13,280
     1,200   Portal Software, Inc.*<F7>                                 17,508
    21,000   Sapient Corp.*<F7>                                         75,390
    12,000   SeeBeyond Technology Corp.*<F7>                            30,600
     9,000   Sonic Solutions*<F7>                                      125,460
    42,000   Sonus Networks, Inc.*<F7>                                 291,018
     8,000   Systems & Computer
               Technology Corp.*<F7>                                    83,520
     5,000   TIBCO Software Inc.*<F7>                                   26,750
     2,000   Visual Data Corp.*<F7>                                      5,000
                                                                   -----------
                                                                     1,688,499

             CABLE TV/BROADCASTING -- 1.6%
    29,000   Charter Communications, Inc.*<F7>                         119,480
     2,000   InterActiveCorp*<F7>                                       66,360
     3,000   Liberty Media Corp.*<F7>                                   29,910
     4,000   Sirius Satellite Radio Inc.*<F7>                            7,280
     3,000   UnitedGlobalCom, Inc.*<F7>                                 18,330
    12,000   XM Satellite Radio Holdings Inc.*<F7>                     186,000
                                                                   -----------
                                                                       427,360

             COMMUNICATION EQUIPMENT -- 7.2%
    30,000   ANADIGICS, Inc.*<F7>                                      142,200
    14,000   Andrew Corp.*<F7>                                         169,120
     7,000   Brocade Communications
               Systems, Inc.*<F7>                                       36,540
    22,000   Corning Inc.*<F7>                                         207,240
     3,000   Cree, Inc.*<F7>                                            55,560
    14,000   Digital Lightwave, Inc.*<F7>                               15,512
    12,000   L.M. Ericsson
               Telephone Co. ADR*<F7>                                  176,400
    13,000   Finisar Corp.*<F7>                                         29,770
    16,000   Harmonic Inc.*<F7>                                        100,160
    30,500   Motorola, Inc.                                            365,085
    35,000   Proxim Corp.*<F7>                                          52,500
    21,000   REMEC, Inc.*<F7>                                          214,200
     3,000   Superconductor
               Technologies Inc.*<F7>                                   11,550
    37,000   Tellium, Inc.*<F7>                                         50,690
    12,000   Terayon Communication
               Systems, Inc.*<F7>                                       69,120
    11,000   WebEx Communications, Inc.*<F7>                           207,680
                                                                   -----------
                                                                     1,903,327

             COMPUTER NETWORKING -- 5.9%
     7,000   Adaptec, Inc.*<F7>                                         52,920
    14,000   BroadVision, Inc.*<F7>                                     68,642
    25,600   Cisco Systems Inc.*<F7>                                   501,504
     3,000   Citrix Systems, Inc.*<F7>                                  66,390
    11,000   Extreme Networks, Inc.*<F7>                                69,520
    18,000   Foundry Networks, Inc.*<F7>                               387,000
    22,000   Juniper Networks, Inc.*<F7>                               330,000
    14,000   MRV Communications, Inc.*<F7>                              38,500
    11,000   Sycamore Networks, Inc.*<F7>                               53,900
                                                                   -----------
                                                                     1,568,376

             COMPUTER & PERIPHERALS -- 5.1%
    24,000   EMC Corp. (Mass.)*<F7>                                    303,120
     6,000   Gateway, Inc.*<F7>                                         33,960
    15,000   Handspring, Inc.*<F7>                                      16,950
     2,000   Hewlett-Packard Co.                                        38,720
    12,000   McDATA Corp.*<F7>                                         143,160
     9,000   Network Appliance, Inc.*<F7>                              184,770
   100,400   Sun Microsystems, Inc.*<F7>                               332,324
     5,000   Symbol Technologies, Inc.                                  59,750
    10,000   Western Digital Corp.*<F7>                                128,900
    61,000   Xybernaut Corp.*<F7>                                      100,040
                                                                   -----------
                                                                     1,341,694

             COMPUTER SOFTWARE & SERVICES -- 0.5%
    10,000   Futuremedia PLC - SP-ADR*<F7>                               3,399
    17,000   Silicon Graphics, Inc.*<F7>                                16,320
    19,000   VA Software Corp.*<F7>                                     78,280
     7,000   Wind River Systems, Inc.*<F7>                              39,830
                                                                   -----------
                                                                       137,829

             DIVERSIFIED -- 0.3%
    12,000   Crown Holdings, Inc.*<F7>                                  81,000

             DRUGS -- 1.4%
    16,000   ARIAD Pharmaceuticals, Inc.*<F7>                           96,320
     4,000   Elan Corp. PLC - SP-ADR*<F7>                               21,160
     8,000   Geron Corp.*<F7>                                          109,520
     4,300   Pfizer Inc.                                               130,634
                                                                   -----------
                                                                       357,634

             ELECTRICAL EQUIPMENT -- 0.4%
     6,000   FuelCell Energy, Inc.*<F7>                                 70,200
     3,000   PerkinElmer, Inc.                                          45,930
                                                                   -----------
                                                                       116,130

             ELECTRONICS -- 1.0%
     9,000   Agilent Technologies, Inc.*<F7>                           198,990
     3,000   Powerwave Technologies, Inc.*<F7>                          19,920
     3,000   Vishay Intertechnology, Inc.*<F7>                          52,560
                                                                   -----------
                                                                       271,470

             ENERGY -- 0.5%
    13,000   Calpine Corp.*<F7>                                         63,570
    14,000   Capstone Turbine Corp.*<F7>                                26,460
    11,000   Dynegy Inc.*<F7>                                           39,600
                                                                   -----------
                                                                       129,630

             ENERGY-SERVICES -- 0.0%
     5,000   Parker Drilling Co.*<F7>                                   11,800

             ENTERTAINMENT/MEDIA -- 0.8%
    31,000   Acclaim Entertainment, Inc.*<F7>                           26,970
     2,000   The Walt Disney Co.                                        40,340
     8,000   THQ Inc.*<F7>                                             130,960
                                                                   -----------
                                                                       198,270

             FINANCIAL SERVICES -- 3.0%
     2,500   American Express Co.                                      112,650
     9,000   Ameritrade Holding Corp.*<F7>                             102,960
    11,000   E*TRADE Group, Inc.*<F7>                                  101,860
     4,000   Knight Trading Group, Inc.*<F7>                            45,720
     9,000   NetBank, Inc.                                             112,500
    25,561   The Charles Schwab Corp.                                  304,432
                                                                   -----------
                                                                       780,122

             GOLD & SILVER -- 0.9%
     6,000   Coeur d'Alene Mines Corp.*<F7>                             18,660
     6,000   Golden Star Resources Ltd.*<F7>                            25,020
     6,000   Gold Fields Ltd. - SP-ADR                                  85,020
     8,000   Pan American Silver Corp.*<F7>                             77,040
    13,000   Wheaton River Minerals Ltd.*<F7>                           26,000
                                                                   -----------
                                                                       231,740

             HOTEL -- 0.2%
     5,000   Prime Hospitality Corp.*<F7>                               43,450

             INSTRUMENTS -- 0.0%
    20,000   Computerized Thermal
               Imaging, Inc.*<F7>                                        7,200

             INTERNET INFORMATION PROVIDERS -- 1.9%
     6,000   Ask Jeeves, Inc.*<F7>                                     104,340
    15,000   BackWeb Technologies Ltd.*<F7>                             12,450
    15,000   chinadotcom corp.*<F7>                                    124,200
     1,750   Critical Path, Inc.*<F7>                                    4,324
    19,000   HomeStore, Inc.*<F7>                                       52,440
    32,000   iVillage Inc.*<F7>                                         71,040
     2,000   MarketWatch.com, Inc.*<F7>                                 16,720
    14,000   WebMD Corp.*<F7>                                          125,300
                                                                   -----------
                                                                       510,814

             INTERNET SERVICE PROVIDERS -- 0.7%
     9,000   EarthLink, Inc.*<F7>                                       74,070
    20,000   Internap Network Services Corp.*<F7>                       24,600
     2,000   SINA Corp.*<F7>                                            71,420
    20,000   USURF America Inc.*<F7>                                     3,600
                                                                   -----------
                                                                       173,690

             INTERNET SOFTWARE & SERVICES -- 2.8%
    20,000   24/7 Real Media, Inc.*<F7>                                 24,980
    15,000   Ariba, Inc.*<F7>                                           45,600
     5,000   CheckFree Corp.*<F7>                                      100,550
    34,000   CMGI Inc.*<F7>                                             52,632
     4,000   F5 Networks, Inc.*<F7>                                     76,960
     6,000   FreeMarkets, Inc.*<F7>                                     46,686
     7,000   Internet Capital Group, Inc.*<F7>                           3,185
     5,000   Kana Software, Inc.*<F7>                                   19,600
    12,000   Marimba, Inc.*<F7>                                         47,280
    36,000   Openwave Systems Inc.*<F7>                                151,560
     6,000   RealNetworks, Inc.*<F7>                                    38,880
     6,000   Red Hat, Inc.*<F7>                                         60,000
    10,000   Redback Networks Inc.*<F7>                                  6,200
    19,000   Safeguard Scientifics, Inc.*<F7>                           64,600
                                                                   -----------
                                                                       738,713

             MEDICAL SERVICES -- 0.1%
     2,000   Curative Health Services, Inc.*<F7>                        35,580

             MEDICAL SUPPLIES -- 0.5%
     2,000   Biomet, Inc.                                               67,000
     6,000   HealtheTech, Inc.*<F7>                                      5,040
     3,000   QLT Inc.*<F7>                                              47,970
                                                                   -----------
                                                                       120,010

             PHOTOGRAPHY -- 1.0%
     6,000   Komag, Inc.*<F7>                                          105,120
     9,000   Lexar Media, Inc.*<F7>                                    153,540
                                                                   -----------
                                                                       258,660

             RETAIL-SPECIALTY -- 4.6%
     2,000   Amazon.com, Inc.*<F7>                                      96,860
     7,500   Best Buy Co., Inc.*<F7>                                   356,400
    12,000   Bombay Company, Inc.*<F7>                                 118,200
     4,000   Charming Shoppes, Inc.*<F7>                                22,840
    10,000   Circuit City Stores, Inc.                                  95,300
     8,000   OfficeMax, Inc.*<F7>                                       74,960
    23,000   PC Connection, Inc.*<F7>                                  215,717
     3,000   Pep Boys-Manny, Moe & Jack                                 45,900
       500   Priceline.com Inc.*<F7>                                    14,520
    10,000   Rite Aid Corp.*<F7>                                        51,600
    11,000   Tommy Hilfiger Corp.*<F7>                                 131,010
                                                                   -----------
                                                                     1,223,307

             RETAIL STORES -- 0.1%
     2,000   The Gap, Inc.                                              34,240

             SECURITY SOFTWARE & SERVICES -- 3.6%
     5,000   Check Point Software
               Technologies Ltd.*<F7>                                   84,200
     8,000   Internet Security Systems, Inc.*<F7>                      100,000
    25,000   Netegrity, Inc.*<F7>                                      249,500
    10,000   Network Associates, Inc.*<F7>                             137,600
    11,000   Secure Computing Corp.*<F7>                               128,480
    11,000   VeriSign, Inc.*<F7>                                       148,060
    47,000   Vignette Corp.*<F7>                                       108,100
                                                                   -----------
                                                                       955,940

             SEMICONDUCTORS -- 20.6%
     3,000   Altera Corp.*<F7>                                          56,790
     3,000   Amkor Technology, Inc.*<F7>                                42,630
    17,000   Applied Micro Circuits Corp.*<F7>                          82,620
     3,000   ATI Technologies Inc.*<F7>                                 44,580
    31,000   Atmel Corp.*<F7>                                          124,527
    18,000   Avanex Corp.*<F7>                                          87,300
     7,000   Axcelis Technologies, Inc.*<F7>                            58,100
     6,000   Broadcom Corp.*<F7>                                       159,960
    24,000   Cirrus Logic, Inc.*<F7>                                   132,480
    29,000   Conexant Systems, Inc.*<F7>                               164,140
    14,000   Cypress Semiconductor Corp.*<F7>                          247,520
     4,000   EMCORE Corp.*<F7>                                          11,760
    11,000   Flextronics International Ltd.*<F7>                       156,420
    13,000   Integrated Device
               Technology, Inc.*<F7>                                   161,460
    41,200   Intel Corp.                                             1,133,824
    13,000   Lattice Semiconductor Corp.*<F7>                           93,340
     6,000   LSI Logic Corp.*<F7>                                       53,940
    14,000   Mattson Technology, Inc.*<F7>                             124,614
     3,000   Microchip Technology Inc.                                  71,880
     9,666   Mindspeed Technologies Inc.*<F7>                           52,100
    11,000   NVIDIA Corp.*<F7>                                         175,670
     9,000   Pixelworks, Inc.*<F7>                                      78,120
    26,000   PLX Technology, Inc.*<F7>                                 163,800
    18,000   PMC-Sierra, Inc.*<F7>                                     237,420
    13,000   Rambus Inc.*<F7>                                          218,920
    10,000   Sanmina-SCI Corp.*<F7>                                     96,600
    23,000   Solectron Corp.*<F7>                                      134,550
     4,000   STMicroelectronics N.V.                                    96,200
     6,480   Taiwan Semiconductor
               Manufacturing Co., Ltd. SP-ADR*<F7>                      70,178
    32,000   Texas Instruments Inc.                                    729,600
     7,000   TriQuint Semiconductor, Inc.*<F7>                          39,550
    28,000   Vitesse Semiconductor Corp.*<F7>                          179,480
     9,000   Xicor, Inc.*<F7>                                           83,610
     3,484   Zoran Corp.*<F7>                                           68,182
                                                                   -----------
                                                                     5,431,865

             SEMICONDUCTOR CAPITAL SPENDING -- 4.7%
     9,000   Applied Materials, Inc.*<F7>                              163,170
    27,000   ASML Holding N.V. - NYS*<F7>                              354,240
    10,000   Asyst Technologies, Inc.*<F7>                             140,600
     3,000   Kulicke and Soffa Industries, Inc.*<F7>                    32,550
    11,000   Lam Research Corp.*<F7>                                   244,530
    12,000   Semitool, Inc.*<F7>                                        95,640
     8,000   Teradyne, Inc.*<F7>                                       148,800
    26,000   TranSwitch Corp.*<F7>                                      64,480
                                                                   -----------
                                                                     1,244,010

             SYSTEM SOFTWARE -- 0.5%
     5,000   Autodesk, Inc.                                             85,100
    19,000   Parametric Technology Corp.*<F7>                           59,850
                                                                   -----------
                                                                       144,950

             TELECOMMUNICATION SERVICES -- 0.1%
     9,000   Qwest Communications
               International Inc.*<F7>                                  30,600

             TELECOMMUNICATIONS -- 3.7%
    19,000   ADC Telecommunications, Inc.*<F7>                          44,308
    29,000   Agere Systems Inc.*<F7>                                    89,030
    25,000   Avaya Inc.*<F7>                                           272,500
    25,000   CIENA Corp.*<F7>                                          146,500
    10,000   DSL.net, Inc.*<F7>                                          5,380
    42,000   Lucent Technologies Inc.*<F7>                              90,720
    11,000   McLeodUSA Inc.*<F7>                                        15,290
    31,000   Nortel Networks Corp.*<F7>                                127,100
     3,000   Qiao Xing Universal
               Telephone, Inc.*<F7>                                     25,560
    22,000   Tellabs, Inc.*<F7>                                        149,864
                                                                   -----------
                                                                       966,252

             TELEPHONE SERVICES -- 0.5%
     4,000   Cable & Wireless PLC - SP-ADR                              22,600
     3,000   Sprint Corp. (FON Group)                                   45,300
     6,000   Time Warner Telecom Inc.*<F7>                              55,560
                                                                   -----------
                                                                       123,460

             WIRELESS COMMUNICATION -- 4.1%
     9,000   AT&T Wireless Services Inc.*<F7>                           73,620
     9,000   GoAmerica, Inc.*<F7>                                        2,970
    11,000   Nextel Communications, Inc.*<F7>                          216,810
     3,000   Nextel Partners, Inc.*<F7>                                 23,550
    10,000   Nokia Corp. "A" SP-ADR                                    156,000
    12,000   Research In Motion Ltd.*<F7>                              458,400
    16,000   Sprint Corp. (PCS Group)*<F7>                              91,680
     2,000   Telesystem International
               Wireless Inc.*<F7>                                        8,700
     3,000   Western Wireless Corp.*<F7>                                56,010
                                                                   -----------
                                                                     1,087,740
                                                                   -----------
                Total common stocks
                  (cost $18,752,269)                                24,875,086
                                                                   -----------

PRINCIPAL AMOUNT
----------------
SHORT-TERM INVESTMENTS -- 6.1% (A)<F8>

             VARIABLE RATE DEMAND NOTES
$1,307,000   U.S. Bank, N.A.                                         1,307,000
   320,101   Wisconsin Corporate
               Central Credit Union                                    320,101
                                                                   -----------
                Total short-term investments
                  (cost $1,627,101)                                  1,627,101
                                                                   -----------
                Total investments
                  (cost $20,379,370)                                26,502,187
             Liabilities, less cash and
               receivables -- (0.2%) (A)<F8>                           (56,317)
                                                                   -----------
                NET ASSETS                                         $26,445,870
                                                                   -----------
                                                                   -----------
             Net Asset Value Per Share
               ($0.01 par value 40,000,000
               shares authorized), offering
               and redemption price
               ($26,445,870 / 1,446,467
               shares outstanding)                                 $     18.28
                                                                   -----------
                                                                   -----------

  *<F7>   Non-income producing security.
ADR - American Depository Receipt
NYS - NY Registered Shares
(a)<F8>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2003

INCOME:
   Dividends                                                        $   73,661
   Interest                                                              4,964
                                                                    ----------
       Total income                                                     78,625
                                                                    ----------

EXPENSES:
   Management fees                                                     172,313
   Transfer agent fees                                                  42,889
   Administrative services                                              38,705
   Professional fees                                                    24,093
   Registration fees                                                    17,361
   Custodian fees                                                       16,705
   Printing and postage expense                                         16,087
   Distribution fees                                                     6,568
   Board of Directors fees                                               4,500
   Other expenses                                                        2,105
                                                                    ----------
       Total operating expenses before interest expense                341,326
   Interest expense                                                      6,350
                                                                    ----------
       Total expenses                                                  347,676
                                                                    ----------
NET INVESTMENT LOSS                                                   (269,051)
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS                                     1,639,500
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                 6,651,242
                                                                    ----------
NET GAIN ON INVESTMENTS                                              8,290,742
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $8,021,691
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2003 and 2002

                                                                                       2003                2002
                                                                                    ----------          ----------
OPERATIONS:
   Net investment loss                                                              $  (269,051)       $   (339,812)
   Net realized gain (loss) on investments                                            1,639,500            (283,996)
   Net change in unrealized appreciation on investments                               6,651,242          (6,622,773)
                                                                                    -----------        ------------
       Net increase (decrease) in net assets resulting from operations                8,021,691          (7,246,581)
                                                                                    -----------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains ($0.04144 per share)                                --             (67,556)
                                                                                    -----------        ------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (624,888 and 1,132,129 shares, respectively)          10,818,505          23,305,007
   Net asset value of shares issued in distributions (3,509 shares)                          --              63,758
   Cost of shares redeemed (429,865 and 1,536,338 shares, respectively)              (6,459,337)        (29,783,493)
                                                                                    -----------        ------------
       Net increase (decrease) in net assets derived from Fund share activities       4,359,168          (6,414,728)
                                                                                    -----------        ------------
       TOTAL INCREASE (DECREASE)                                                     12,380,859         (13,728,865)
NET ASSETS AT THE BEGINNING OF THE YEAR                                              14,065,011          27,793,876
                                                                                    -----------        ------------
NET ASSETS AT THE END OF THE YEAR                                                   $26,445,870        $ 14,065,011
                                                                                    -----------        ------------
                                                                                    -----------        ------------

FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                              FOR THE YEARS ENDED SEPTEMBER 30,
                                                               ----------------------------------------------------------------
                                                               2003           2002           2001           2000           1999
                                                               ----           ----           ----           ----           ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                           $ 11.24        $ 16.82        $ 43.31        $ 34.23        $ 21.88

Income from investment operations:
   Net investment loss*<F9>                                    (0.23)         (0.23)         (0.37)         (0.56)         (0.34)
   Net realized and unrealized gain (loss) on investments       7.27          (5.31)        (25.47)          9.74          13.19
                                                             -------        -------        -------        -------        -------
Total from investment operations                                7.04          (5.54)        (25.84)          9.18          12.85

Less distributions:
   Dividend from net investment income                            --             --             --             --             --
   Distributions from net realized gains                          --          (0.04)         (0.65)         (0.10)         (0.50)
                                                             -------        -------        -------        -------        -------
Total from distributions                                          --          (0.04)         (0.65)         (0.10)         (0.50)
                                                             -------        -------        -------        -------        -------
Net asset value, end of year                                 $ 18.28        $ 11.24        $ 16.82        $ 43.31        $ 34.23
                                                             -------        -------        -------        -------        -------
                                                             -------        -------        -------        -------        -------

TOTAL INVESTMENT RETURN                                       62.63%        (33.02%)       (60.44%)        26.91%         59.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                          26,446         14,065         27,794        104,610         97,317
Ratio of operating expenses before interest expense
  to average net assets                                        1.98%          1.84%          1.69%          1.31%          1.52%
Ratio of interest expense to average net assets                0.04%          0.03%          0.05%          0.00%           N/A
Ratio of net investment loss to average net assets            (1.56%)        (1.33%)        (1.29%)        (0.97%)        (1.07%)
Portfolio turnover rate                                        88.4%         195.0%          74.0%           8.8%          30.3%

*<F9> In 2003, 2002, 2001 and 1999, net investment loss per share is calculated using average shares outstanding. In 2000 net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  The Reynolds Fund's performance was positively affected in the second half of its fiscal year ended September 30, 2003 by the lessening of some external fears, a strengthening economy - including business investment, stronger earnings and a shift in leadership to growth stocks. The Reynolds Fund was particularly helped by its emphasis on growth stocks in industries with stronger long-term outlooks such as: (1) communications, (2) financial services, (3) health - including biotechnology and services, (4) the Internet, (5) leisure,
(6) retailers - including discount and specialty, and (7) technology - including application software and semiconductors. The Reynolds Fund was also helped by its emphasis on medium to smaller size companies. The Reynolds Fund's performance was negatively affected in the first half of its fiscal year ended September 30, 2003 by investors' emphasis on perceived negative external events such as confidence in our accounting systems, weakness in the economy - particularly business investment, some corporate wrongdoings and the impending war in the Middle East. During this period many investors didn't fully appreciate that the fundamentals for many companies, particularly the ones owned or subsequently purchased by the Reynolds Fund, were improving due to such things as cost cutting, improved efficiencies and new products.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    REYNOLDS FUND AND S&P 500 INDEX(1)<F11>

             Date               Reynolds Fund            S&P 500 Index
             ----               -------------            -------------
           10/1/1999*<F10>        $10,000                  $10,000
          12/31/1999              $13,930                  $11,488
           3/31/2000              $15,160                  $11,752
           6/30/2000              $13,430                  $11,439
           9/30/2000              $13,140                  $11,328
          12/31/2000               $8,260                  $10,442
           3/31/2001               $5,710                   $9,204
           6/30/2001               $6,290                   $9,743
           9/30/2001               $4,350                   $8,313
          12/31/2001               $5,500                   $9,201
           3/31/2002               $4,690                   $9,227
           6/30/2002               $3,730                   $7,990
           9/30/2002               $3,010                   $6,610
          12/31/2002               $3,190                   $7,167
           3/31/2003               $3,150                   $6,942
           6/30/2003               $4,900                   $8,011
           9/30/2003               $6,010                   $8,223

                          AVERAGE ANNUAL TOTAL RETURN

                                               Since Inception
                      1-YEAR                       10/1/99
                      ------                   ---------------
                      99.67%                       -11.95%

*<F10>  inception date

Past performance is not predictive of future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)<F11> The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

Reynolds Fund
STATEMENT OF NET ASSETS
September 30, 2003

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS -- 121.3% (A)<F13>

             ADVERTISING -- 1.2%
  14,000     DoubleClick Inc.*<F12>                                $   150,920
   4,000     Monster Worldwide Inc.*<F12>                              100,880
  18,000     ValueClick, Inc.*<F12>                                    151,200
                                                                   -----------
                                                                       403,000

             AIRLINES/AEROSPACE -- 1.3%
  12,000     AMR Corp.*<F12>                                           137,400
  11,000     Continental Airlines, Inc. Cl B*<F12>                     182,380
   8,000     Delta Air Lines, Inc.                                     106,400
                                                                   -----------
                                                                       426,180

             APPLICATION SOFTWARE -- 4.0%
   2,000     Adobe Systems Inc.                                         78,780
  39,000     Commerce One, Inc.*<F12>                                   97,500
  12,000     Compuware Corp.*<F12>                                      64,320
   4,000     Corio, Inc.*<F12>                                           9,600
  49,000     i2 Technologies, Inc.*<F12>                                62,230
  18,000     Legato Systems, Inc.*<F12>                                203,400
  27,000     Novell, Inc.*<F12>                                        143,100
   4,000     SAP AG SP ADR                                             121,640
  32,000     Siebel Systems, Inc.*<F12>                                312,320
   7,000     VERITAS Software Corp.*<F12>                              220,640
                                                                   -----------
                                                                     1,313,530

             BIOTECHNOLOGY -- 5.3%
  21,000     Aastrom Biosciences, Inc.*<F12>                            29,610
   4,000     Applera Corp.-Celera Genonmics
               Group(Tracking Stock)*<F12>                              46,760
  25,000     ARIAD Pharmaceuticals, Inc.*<F12>                         150,500
   7,000     AVANIR Pharmaceuticals*<F12>                               10,920
   4,000     AVI BioPharma, Inc.*<F12>                                  20,680
  10,000     Biomira, Inc.*<F12>                                        17,800
   7,000     Cell Genesys, Inc.*<F12>                                   88,060
   3,000     Dendreon Corp.*<F12>                                       26,550
   4,000     Genaera Corp.*<F12>                                        18,920
   6,000     GlycoGenesys, Inc.*<F12>                                    7,560
  12,000     Human Genome Sciences, Inc.*<F12>                         164,760
   2,000     ImClone Systems Inc.*<F12>                                 77,856
  17,000     Incyte Corp.*<F12>                                         78,710
   6,000     Ligand Pharmaceuticals Inc. Cl B*<F12>                     77,400
  17,000     Millennium Pharmaceuticals, Inc.                          262,650
  17,000     Orchid Biosciences, Inc.*<F12>                             22,440
   7,000     PRAECIS Pharmaceuticals Inc.*<F12>                         47,320
  17,000     Protein Design Labs, Inc.*<F12>                           238,850
   3,000     Sepracor Inc.*<F12>                                        82,860
   2,000     Serologicals Corp.*<F12>                                   26,300
  13,000     Transkaryotic Therapies, Inc.*<F12>                       136,240
   8,000     Vion Pharmaceuticals, Inc.*<F12>                           12,480
  14,000     XOMA Ltd.*<F12>                                           104,720
                                                                   -----------
                                                                     1,749,946

             BUSINESS SOFTWARE & SERVICES -- 8.6%
  32,000     Akamai Technologies, Inc.*<F12>                           137,280
  14,000     Aspen Technology, Inc.*<F12>                               56,980
  15,000     BEA Systems, Inc.*<F12>                                   180,600
   7,000     Comverse Technology, Inc.*<F12>                           104,790
   3,000     Copart, Inc.*<F12>                                         32,580
   5,000     Digital River, Inc.*<F12>                                 136,850
   1,200     eGain Communications Corp.*<F12>                            3,372
   5,000     Embarcadero Technologies, Inc.*<F12>                       50,250
  10,000     E.piphany, Inc.*<F12>                                      49,900
   6,000     FileNET Corp.*<F12>                                       120,420
  61,000     I-many, Inc.*<F12>                                         65,209
   8,000     Information Resources, Inc.*<F12>                          36,800
  38,000     Manugistics Group, Inc.*<F12>                             209,000
   3,000     NetIQ Corp.*<F12>                                          35,820
   4,200     Netsol Technologies, Inc.*<F12>                            11,802
  32,466     OpenTV Corp.*<F12>                                        107,787
   7,000     Pivotal Corp.*<F12>                                        12,110
   8,000     Radiant Systems, Inc.*<F12>                                48,800
   6,000     RadiSys Corp.*<F12>                                       108,180
  34,000     Sapient Corp.*<F12>                                       122,060
  29,000     Sonic Solutions*<F12>                                     404,260
  60,000     Sonus Networks, Inc.*<F12>                                415,740
  24,000     Systems & Computer
               Technology Corp.*<F12>                                  250,560
  10,000     TIBCO Software Inc.*<F12>                                  53,500
   4,467     Visual Data Corp.*<F12>                                    11,167
   6,000     webMethods, Inc.*<F12>                                     48,120
                                                                   -----------
                                                                     2,813,937

             CABLE TV/BROADCASTING -- 3.2%
  61,000     Charter Communications, Inc.*<F12>                        251,320
   3,000     Crown Media Holdings, Inc.*<F12>                           24,540
   2,000     InterActiveCorp*<F12>                                      66,360
  10,000     Liberty Media Corp.*<F12>                                  99,700
  33,000     Sirius Satellite Radio Inc.*<F12>                          60,060
  12,000     TiVo Inc.*<F12>                                            88,920
  21,000     UnitedGlobalCom, Inc.*<F12>                               128,310
  21,000     XM Satellite Radio Holdings Inc.*<F12>                    325,500
                                                                   -----------
                                                                     1,044,710

             COMMUNICATION EQUIPMENT -- 10.3%
  50,000     ANADIGICS, Inc.*<F12>                                     237,000
  11,000     Andrew Corp.*<F12>                                        132,880
   9,000     Brocade Communications
               Systems, Inc.*<F12>                                      46,980
  11,000     C-COR.net Corp.*<F12>                                      72,600
  25,000     Concurrent Computer Corp.*<F12>                            94,750
  44,000     Corning Inc.*<F12>                                        414,480
  50,000     Digital Lightwave, Inc.*<F12>                              55,400
  15,000     Eagle Broadband, Inc.*<F12>                                 6,750
  26,700     L.M. Ericsson Telephone Co. ADR*<F12>                     392,490
  37,000     Finisar Corp.*<F12>                                        84,730
   3,000     GRIC Communications, Inc.*<F12>                            21,090
  38,000     Harmonic Inc.*<F12>                                       237,880
  73,800     JDS Uniphase Corp.*<F12>                                  265,680
   6,000     Motorola, Inc.                                             71,820
  13,000     Network Equipment
               Technologies, Inc.*<F12>                                118,950
  12,000     Plexus Corp.*<F12>                                        186,480
  42,000     Proxim Corp.*<F12>                                         63,000
  14,000     REMEC, Inc.*<F12>                                         142,800
   4,000     Sorrento Networks Corp.*<F12>                              11,440
  18,000     Tellium, Inc.*<F12>                                        24,660
  37,000     Terayon Communication
               Systems, Inc.*<F12>                                     213,120
  17,000     WebEx Communications, Inc.*<F12>                          320,960
  19,000     Westell Technologies, Inc.*<F12>                          142,310
                                                                   -----------
                                                                     3,358,250

             COMMUNICATION SERVICES -- 0.2%
   4,000     Aspect Communications Corp.*<F12>                          33,320
   4,000     Crown Castle International Corp.*<F12>                     37,640
                                                                   -----------
                                                                        70,960

             COMPUTER NETWORKING -- 7.2%
  12,000     Adaptec, Inc.*<F12>                                        90,720
  16,000     BroadVision, Inc.*<F12>                                    78,448
  18,500     Cisco Systems Inc.*<F12>                                  362,415
  17,000     Citrix Systems, Inc.*<F12>                                376,210
  12,000     Computer Network
               Technology Corp.*<F12>                                  104,160
  62,000     Corvis Corp.*<F12>                                         79,980
  34,000     Extreme Networks, Inc.*<F12>                              214,880
  16,000     Foundry Networks, Inc.*<F12>                              344,000
  21,000     Glenayre Technologies, Inc.*<F12>                          46,410
  33,000     Juniper Networks, Inc.*<F12>                              495,000
  44,000     MRV Communications, Inc.*<F12>                            121,000
   7,000     Sycamore Networks, Inc.*<F12>                              34,300
                                                                   -----------
                                                                     2,347,523

             COMPUTER & PERIPHERALS -- 5.8%
   3,000     Authentidate Holding Corp.*<F12>                           15,510
   4,000     Cray, Inc.*<F12>                                           43,800
   3,000     Dell Inc.*<F12>                                           100,260
  38,000     EMC Corp. (Mass.)*<F12>                                   479,940
   4,000     Gateway, Inc.*<F12>                                        22,640
  19,000     Handspring, Inc.*<F12>                                     21,470
  23,000     McDATA Corp.*<F12>                                        274,390
  20,000     Network Appliance, Inc.*<F12>                             410,600
   6,000     Quantum Corp.*<F12>                                        18,480
   1,000     Seagate Technology                                         27,200
  81,000     Sun Microsystems, Inc.*<F12>                              268,110
   3,000     Symbol Technologies, Inc.                                  35,850
  10,000     Western Digital Corp.*<F12>                               128,900
  25,000     Xybernaut Corp.*<F12>                                      41,000
                                                                   -----------
                                                                     1,888,150

             COMPUTER SOFTWARE & SERVICES -- 1.6%
   8,000     Borland Software Corp.*<F12>                               73,680
  29,000     Futuremedia PLC - SP-ADR*<F12>                              9,857
  12,000     Interwoven, Inc.*<F12>                                     32,280
   6,000     Lawson Software, Inc.*<F12>                                42,540
   4,000     Roxio, Inc.*<F12>                                          34,720
  33,000     Silicon Graphics, Inc.*<F12>                               31,680
  27,000     VA Software Corp.*<F12>                                   111,240
   8,000     Wave Systems Corp.*<F12>                                   20,080
  28,000     Wind River Systems, Inc.*<F12>                            159,320
                                                                   -----------
                                                                       515,397

             DIVERSIFIED -- 0.1%
   6,000     Crown Holdings, Inc.*<F12>                                 40,500

             DRUGS -- 1.6%
   3,000     Alkermes, Inc.*<F12>                                       41,160
  26,000     Alteon Inc.*<F12>                                          49,400
   6,000     Amylin Pharmaceuticals, Inc.*<F12>                        169,680
  31,000     Elan Corp. PLC - SP-ADR*<F12>                             163,990
   7,000     Geron Corp.*<F12>                                          95,830
                                                                   -----------
                                                                       520,060

             ELECTRICAL EQUIPMENT -- 0.2%
  11,000     Arotech Corp.*<F12>                                        14,960
   4,000     FuelCell Energy, Inc.*<F12>                                46,800
                                                                   -----------
                                                                        61,760

             ELECTRONICS -- 0.8%
   6,000     Agilent Technologies, Inc.*<F12>                          132,660
  35,000     Applied Digital Solutions, Inc.*<F12>                      14,000
  16,000     Powerwave Technologies, Inc.*<F12>                        106,240
                                                                   -----------
                                                                       252,900

             ENERGY -- 0.3%
  20,000     Calpine Corp.*<F12>                                        97,800

             ENERGY-SERVICES -- 0.0%
   4,000     Titan International, Inc.                                   7,800

             ENTERTAINMENT/MEDIA -- 0.9%
   7,000     The Walt Disney Co.                                       141,190
   3,000     Marvel Enterprises, Inc.*<F12>                             66,750
   5,000     THQ Inc.*<F12>                                             81,850
                                                                   -----------
                                                                       289,790

             FINANCIAL SERVICES -- 4.2%
  18,000     Ameritrade Holding Corp.*<F12>                            205,920
  24,000     E*TRADE Group, Inc.*<F12>                                 222,240
  11,000     Knight Trading Group, Inc.*<F12>                          125,730
   7,000     NetBank, Inc.                                              87,500
  14,000     Providian Financial Corp.*<F12>                           165,060
  48,500     The Charles Schwab Corp.                                  577,635
                                                                   -----------
                                                                     1,384,085

             GOLD & SILVER -- 0.7%
   8,000     Coeur d'Alene Mines Corp.*<F12>                            24,880
  10,000     Gold Fields Ltd. - SP-ADR                                 141,700
  36,000     Wheaton River Minerals Ltd.*<F12>                          72,000
                                                                   -----------
                                                                       238,580

             HOTEL -- 0.0%
   5,000     Wyndham International, Inc.*<F12>                           2,800

             INSTRUMENTS -- 0.2%
  38,000     Computerized Thermal
               Imaging, Inc.*<F12>                                      13,680
   8,000     Diomed Holdings, Inc.*<F12>                                 2,960
   4,000     Novitron International, Inc.                               34,080
  24,000     Robotic Vision Systems, Inc.*<F12>                         16,800
   4,000     Therma-Wave Inc.*<F12>                                     13,920
                                                                   -----------
                                                                        81,440

             INTERNET INFORMATION PROVIDERS -- 5.4%
  14,000     Ask Jeeves, Inc.*<F12>                                    243,460
  11,000     Autobytel Inc.*<F12>                                      104,720
  34,000     chinadotcom corp.*<F12>                                   281,520
  28,000     CNET Networks, Inc.*<F12>                                 197,120
   7,000     Critical Path, Inc.*<F12>                                  17,297
  25,000     HomeStore, Inc.*<F12>                                      69,000
   9,000     InfoSpace, Inc.*<F12>                                     183,690
  17,000     iVillage Inc.*<F12>                                        37,740
  10,000     MarketWatch.com, Inc.*<F12>                                83,600
  52,000     theglobe.com, inc.*<F12>                                   70,200
  28,000     Verticalnet, Inc.*<F12>                                    33,880
  23,000     WebMD Corp.*<F12>                                         205,850
   7,000     Yahoo! Inc.*<F12>                                         247,730
                                                                   -----------
                                                                     1,775,807

             INTERNET SERVICE PROVIDERS -- 1.6%
  17,000     EarthLink, Inc.*<F12>                                     139,910
  10,000     Internap Network Services Corp.*<F12>                      12,300
  10,000     SINA Corp.*<F12>                                          357,100
                                                                   -----------
                                                                       509,310

             INTERNET SOFTWARE & SERVICES -- 5.6%
  28,000     24/7 Real Media, Inc.*<F12>                                34,972
  41,000     Ariba, Inc.*<F12>                                         124,640
  29,000     Art Technology Group, Inc.*<F12>                           64,380
  65,000     CMGI Inc.*<F12>                                           100,620
   3,000     F5 Networks, Inc.*<F12>                                    57,720
  24,000     FreeMarkets, Inc.*<F12>                                   186,744
  44,000     Internet Capital Group, Inc.*<F12>                         20,020
  17,000     Kana Software, Inc.*<F12>                                  66,640
  13,000     LookSmart, Ltd.*<F12>                                      40,820
  40,000     Loudeye Corp.*<F12>                                        84,400
  70,000     Openwave Systems Inc.*<F12>                               294,700
  15,000     ProsoftTraining*<F12>                                       6,465
   6,000     Rare Medium Group, Inc.*<F12>                              19,800
  11,000     RealNetworks, Inc.*<F12>                                   71,280
  38,000     Red Hat, Inc.*<F12>                                       380,000
  30,000     Redback Networks Inc.*<F12>                                18,600
  73,000     Safeguard Scientifics, Inc.*<F12>                         248,200
                                                                   -----------
                                                                     1,820,001

             MEDICAL SERVICES -- 0.2%
   3,000     Curative Health Services, Inc.*<F12>                       53,370

             OFFICE EQUIPMENT & SUPPLIES -- 0.2%
   5,000     Danka Business Systems
               PLC - SP-ADR*<F12>                                       12,110
   4,000     Xerox Corp.*<F12>                                          41,040
                                                                   -----------
                                                                        53,150

             PHOTOGRAPHY -- 1.9%
   7,000     Concord Camera Corp.*<F12>                                 74,550
  13,000     Komag, Inc.*<F12>                                         227,760
  18,000     Lexar Media, Inc.*<F12>                                   307,080
                                                                   -----------
                                                                       609,390

             RETAIL-SPECIALTY -- 3.1%
  26,000     Bombay Company, Inc.*<F12>                                256,100
   7,000     Charming Shoppes, Inc.*<F12>                               39,970
  15,000     Circuit City Stores, Inc.                                 142,950
   4,000     OfficeMax, Inc.*<F12>                                      37,480
   7,000     PC Connection, Inc.*<F12>                                  65,653
  14,000     Pep Boys-Manny, Moe & Jack                                214,200
   4,666     Priceline.com Inc.*<F12>                                  135,501
  18,000     Rite Aid Corp.*<F12>                                       92,880
   2,000     Sharper Image Corp.*<F12>                                  46,300
                                                                   -----------
                                                                     1,031,034

             SECURITY SOFTWARE & SERVICES -- 5.0%
   6,000     Check Point Software
               Technologies Ltd.*<F12>                                 101,040
   3,000     Internet Security Systems, Inc.*<F12>                      37,500
  20,000     Netegrity, Inc.*<F12>                                     199,600
  19,000     Network Associates, Inc.*<F12>                            261,440
  31,000     RSA Security Inc.*<F12>                                   445,780
   4,000     Secure Computing Corp.*<F12>                               46,720
  35,000     VeriSign, Inc.*<F12>                                      471,100
  30,000     Vignette Corp.*<F12>                                       69,000
                                                                   -----------
                                                                     1,632,180

             SEMICONDUCTORS -- 21.4%
  12,000     Altera Corp.*<F12>                                        227,160
  31,000     Applied Micro Circuits Corp.*<F12>                        150,660
  39,000     Atmel Corp.*<F12>                                         156,663
  24,000     Avanex Corp.*<F12>                                        116,400
   5,000     Broadcom Corp.*<F12>                                      133,300
  29,000     Cirrus Logic, Inc.*<F12>                                  160,080
  51,000     Conexant Systems, Inc.*<F12>                              288,660
  23,000     Cypress Semiconductor Corp.*<F12>                         406,640
   7,000     EMCORE Corp.*<F12>                                         20,580
  11,000     ESS Technology, Inc.*<F12>                                118,580
  23,000     Flextronics International Ltd.*<F12>                      327,060
  14,000     GlobespanVirata, Inc.*<F12>                               101,080
  25,000     Integrated Device
               Technology, Inc.*<F12>                                  310,500
  18,000     Intel Corp.                                               495,360
   3,000     Intersil Corp.                                             71,400
  15,000     Lattice Semiconductor Corp.*<F12>                         107,700
  43,000     LSI Logic Corp.*<F12>                                     386,570
  33,000     Mattson Technology, Inc.*<F12>                            293,733
   3,000     Micron Technology, Inc.*<F12>                              40,260
  30,666     Mindspeed Technologies Inc.*<F12>                         165,290
   5,000     NVIDIA Corp.*<F12>                                         79,850
   6,000     Oplink Communications, Inc.*<F12>                          15,180
   4,000     Pixelworks, Inc.*<F12>                                     34,720
  18,000     PLX Technology, Inc.*<F12>                                113,400
  35,000     PMC-Sierra, Inc.*<F12>                                    461,650
  10,000     Rambus Inc.*<F12>                                         168,400
  20,000     RF Micro Devices, Inc.*<F12>                              184,800
  34,000     Sanmina-SCI Corp.*<F12>                                   328,440
   4,000     Silicon Storage Technology, Inc.*<F12>                     35,000
  24,000     SIPEX Corp.*<F12>                                         188,400
  27,000     Solectron Corp.*<F12>                                     157,950
  11,000     Texas Instruments Inc.                                    250,800
  38,000     TriQuint Semiconductor, Inc.*<F12>                        214,700
  74,000     Vitesse Semiconductor Corp.*<F12>                         474,340
  17,000     Xicor, Inc.*<F12>                                         157,930
   2,000     Xilinx, Inc.*<F12>                                         56,860
                                                                   -----------
                                                                     7,000,096

             SEMICONDUCTOR CAPITAL SPENDING -- 6.9%
   2,000     Applied Materials, Inc.*<F12>                              36,260
  25,000     ASML Holding N.V. - NYS*<F12>                             328,000
  27,000     Asyst Technologies, Inc.*<F12>                            379,620
   2,000     KLA-Tencor Corp.*<F12>                                    103,200
  24,000     Kulicke and Soffa Industries, Inc.*<F12>                  260,400
   9,000     Lam Research Corp.*<F12>                                  200,070
  19,000     LTX Corp.*<F12>                                           214,434
   2,000     Novellus Systems, Inc.*<F12>                               67,200
   4,000     Semitool, Inc.*<F12>                                       31,880
  22,000     Teradyne, Inc.*<F12>                                      409,200
  98,000     TranSwitch Corp.*<F12>                                    243,040
                                                                   -----------
                                                                     2,273,304

             SERVICES -- 0.1%
  16,000     Edison Schools Inc.*<F12>                                  27,840

             SYSTEM SOFTWARE -- 0.3%
   8,000     Insignia Solutions, Inc.*<F12>                              9,440
   2,000     Mercury Interactive Corp.*<F12>                            91,200
                                                                   -----------
                                                                       100,640

             TELECOMMUNICATION SERVICES -- 0.2%
  22,000     Qwest Communications
               International Inc.*<F12>                                 74,800

             TELECOMMUNICATIONS -- 5.7%
  47,000     ADC Telecommunications, Inc.*<F12>                        109,604
  66,000     Agere Systems Inc.*<F12>                                  202,620
  29,000     Avaya Inc.*<F12>                                          316,100
  28,000     CIENA Corp.*<F12>                                         164,080
  19,000     DSL.net, Inc.*<F12>                                        10,222
   3,000     Level 3 Communications, Inc.*<F12>                         16,260
  39,000     Lucent Technologies Inc.*<F12>                             84,240
  14,000     McLeodUSA Inc. ESCROW SHRS*<F12>                                0
  35,000     McLeodUSA Inc.*<F12>                                       48,650
 118,400     Nortel Networks Corp.*<F12>                               485,440
  28,000     Qiao Xing Universal
               Telephone, Inc.*<F12>                                   238,560
  27,000     Tellabs, Inc.*<F12>                                       183,924
                                                                   -----------
                                                                     1,859,700

             TELEPHONE SERVICES -- 0.9%
   6,000     Cable & Wireless PLC - SP-ADR                              33,900
   4,000     Net2Phone, Inc.*<F12>                                      25,240
   6,000     Sprint Corp. (FON Group)                                   90,600
  16,000     Time Warner Telecom Inc.*<F12>                            148,160
                                                                   -----------
                                                                       297,900

             UTILITIES -- 0.0%
  11,000     Beacon Power Corp.*<F12>                                    8,338

             WIRELESS COMMUNICATION -- 5.1%
  15,000     Aether Systems, Inc.*<F12>                                 68,550
  17,000     AT&T Wireless Services Inc.*<F12>                         139,060
  26,000     Nextel Communications, Inc.*<F12>                         512,460
  18,000     Nextel Partners, Inc.*<F12>                               141,300
   7,000     Research In Motion Ltd.*<F12>                             267,400
  26,000     Sprint Corp. (PCS Group)*<F12>                            148,980
  18,000     Tumbleweed
               Communications Corp.*<F12>                              100,278
  15,000     Western Wireless Corp.*<F12>                              280,050
                                                                   -----------
                                                                     1,658,078
                                                                   -----------
                Total common stocks
                  (cost $36,375,337)                                39,694,036
                                                                   -----------

PRINCIPAL AMOUNT
----------------
SHORT-TERM INVESTMENTS -- 0.0% (A)<F13>

             VARIABLE RATE DEMAND NOTE
    $203     U.S. Bank, N.A.                                               203
                                                                   -----------
                Total short-term investments
                  (cost $203)                                              203
                                                                   -----------
                Total investments
                  (cost $36,375,540)                                39,694,239
             Liabilities, less cash and
               receivables -- (21.3%) (A)<F13>                      (6,965,887)
                                                                   -----------
                NET ASSETS                                         $32,728,352
                                                                   -----------
                                                                   -----------
             Net Asset Value Per Share
               ($0.01 par value 40,000,000
               shares authorized), offering
               and redemption price
               ($32,728,352 / 5,449,944
               shares outstanding)                                 $      6.01
                                                                   -----------
                                                                   -----------

  *<F12>   Non-income producing security.
     ADR   - American Depository Receipt
     NYS   - NY Registered Shares
(a)<F13>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2003

INCOME:
   Dividends                                                       $    65,680
   Interest                                                              2,066
                                                                   -----------
        Total income                                                    67,746
                                                                   -----------

EXPENSES:
   Management fees                                                     164,407
   Administrative services                                              36,627
   Custodian fees                                                       31,904
   Professional fees                                                    25,364
   Registration fees                                                    24,692
   Transfer agent fees                                                  19,729
   Printing and postage expense                                          9,204
   Distribution fees                                                     6,830
   Board of Directors fees                                               4,500
   Other expenses                                                        3,902
                                                                   -----------
        Total operating expenses before interest
          expense and reimbursement                                    327,159
   Interest expense                                                    146,131
                                                                   -----------
        Total expenses before reimbursement                            473,290
   Less expenses assumed by adviser                                     (9,531)
                                                                   -----------
        Total expenses                                                 463,759
                                                                   -----------
NET INVESTMENT LOSS                                                   (396,013)
                                                                   -----------
NET REALIZED LOSS ON INVESTMENTS                                    (1,992,061)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                11,616,672
                                                                   -----------
NET GAIN ON INVESTMENTS                                              9,624,611
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 9,228,598
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF CASH FLOWS
For the Year Ended September 30, 2003

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets from operations                     $  9,228,598
   Adjustments to reconcile net increase in net assets from
     operations to net cash used in operating activities:
       Unrealized appreciation on securities                       (11,616,672)
       Net realized loss from investments                            1,992,061
       Purchase of investment securities                           (47,153,012)
       Decrease in payable for securities purchased                 (2,880,921)
       Proceeds from disposition of investment securities           24,755,491
       Decrease in receivables for securities sold                   4,502,857
       Sale of short-term investment securities, net                 1,221,791
       Change in receivables/payables related to operations, net        47,921
                                                                  ------------
           Net cash used in operating activities                   (19,901,886)
                                                                  ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Increase in loan payable                                          5,485,000
   Proceeds from shares sold                                        32,353,308
   Payment on shares redeemed                                      (18,798,007)
   Increase in amount due to custodian                                 861,585
                                                                  ------------
           Net cash provided by financing activities                19,901,886
                                                                  ------------

NET CHANGE IN CASH                                                          --

CASH:
   Beginning balance                                                        --
                                                                  ------------
   Ending balance                                                 $         --
                                                                  ------------
                                                                  ------------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2003 and 2002

                                                                                         2003              2002
                                                                                      ----------        ----------
OPERATIONS:
   Net investment loss                                                                $  (396,013)     $   (266,133)
   Net realized loss on investments                                                    (1,992,061)       (3,935,996)
   Net change in unrealized appreciation on investments                                11,616,672          (704,616)
                                                                                      -----------      ------------
        Net increase (decrease) in net assets resulting from operations                 9,228,598        (4,906,745)
                                                                                      -----------      ------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (5,958,116 and 19,588,999 shares, respectively)         32,585,294        93,220,020
   Cost of shares redeemed (3,992,252 and 20,729,576 shares, respectively)            (19,566,072)      (97,969,191)
                                                                                      -----------      ------------
        Net increase (decrease) in net assets derived from Fund share activities       13,019,222        (4,749,171)
                                                                                      -----------      ------------
        TOTAL INCREASE (DECREASE)                                                      22,247,820        (9,655,916)
NET ASSETS AT THE BEGINNING OF THE YEAR                                                10,480,532        20,136,448
                                                                                      -----------      ------------
NET ASSETS AT THE END OF THE YEAR                                                     $32,728,352      $ 10,480,532
                                                                                      -----------      ------------
                                                                                      -----------      ------------

FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                             FOR THE YEARS ENDED SEPTEMBER 30,
                                                                    ----------------------------------------------------
                                                                    2003           2002           2001        2000+<F14>
                                                                    ----           ----           ----        ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                $  3.01        $  4.35        $ 13.14        $ 10.00

Income from investment operations:
   Net investment loss                                              (0.11)         (0.06)         (0.09)         (0.12)
   Net realized and unrealized gain (loss) on investments            3.11          (1.28)         (8.70)          3.26
                                                                  -------        -------        -------        -------
Total from investment operations                                     3.00          (1.34)         (8.79)          3.14

Less distributions:
   Dividend from net investment income                                 --             --             --             --
   Distribution from net realized gains                                --             --             --             --
                                                                  -------        -------        -------        -------
Total from distributions                                               --             --             --             --
                                                                  -------        -------        -------        -------
Net asset value, end of year                                      $  6.01        $  3.01        $  4.35        $ 13.14
                                                                  -------        -------        -------        -------
                                                                  -------        -------        -------        -------

TOTAL INVESTMENT RETURN                                            99.67%        (30.80%)       (66.89%)        31.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                               32,728         10,481         20,136         69,255
Ratio of operating expenses before interest expense
  (after reimbursement) to average net assets*<F15>                 1.93%          1.85%          1.51%          1.45%
Ratio of interest expense to average net assets                     0.89%          0.22%          0.15%          0.00%
Ratio of net investment loss to average net assets**<F16>          (2.41%)        (1.41%)        (0.89%)        (1.16%)
Portfolio turnover rate                                            119.9%         408.5%         275.5%          23.6%

 +<F14>   Commencement of operations October 1, 1999.
 *<F15> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the year ended September 30, 2003, the ratio would have been 1.99%.
**<F16> If the Fund had paid all of its expenses for the year ended September 30, 2003, the ratio would have been (2.47%).

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  With interest rates on U.S. Government securities at 45 year lows and inflation at modest levels, the portfolio maintained a short to intermediate maturity schedule throughout the fiscal year ended September 30, 2003. The Reynolds U.S. Government Bond Fund's average maturity during the period increased due to several investments in debt securities that provide for increases in interest payments (step-ups) if general interest rates rise in future years. The U.S. Government Bond Fund's portfolio of U.S. Government securities had an average maturity of approximately 5.8 years on September 30, 2003. The portfolio was managed to protect principal values while receiving a reasonable interest rate and secondarily to protect the bonds' values if and when interest rates rise as they did in mid-year 2003 or in future years.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
  REYNOLDS U.S. GOVERNMENT BOND FUND AND LEHMAN GOVERNMENT BOND INDEX(1)<F17>

   Date      Reynolds U.S. Government Bond Fund    Lehman Government Bond Index
   ----      ----------------------------------    ----------------------------
  9/30/93                 $10,000                            $10,000
  9/30/94                  $9,446                             $9,600
  9/30/95                 $10,241                            $10,906
  9/30/96                 $10,701                            $11,385
  9/30/97                 $11,311                            $12,433
  9/30/98                 $11,999                            $14,123
  9/30/99                 $12,380                            $13,882
  9/30/00                 $12,981                            $14,879
  9/30/01                 $13,785                            $16,852
  9/30/02                 $14,023                            $18,544
  9/30/03                 $14,134                            $19,202

                          AVERAGE ANNUAL TOTAL RETURN

                 1-YEAR              5-YEAR             10-YEAR
                 ------              ------             -------
                 0.80%               3.33%               3.52%

Past performance is not predictive of future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)<F17> The Lehman Government Bond Index is made up of the Treasury Bond Index (all public obligations at the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). All issues have at least one year to maturity and an outstanding par value of at least $100 million.

Reynolds U.S. Government Bond Fund
STATEMENT OF NET ASSETS
September 30, 2003

PRINCIPAL
  AMOUNT                                                               VALUE
---------                                                              -----
LONG-TERM INVESTMENTS -- 91.0% (A)<F18>

             FEDERAL AGENCIES -- 91.0%
$300,000     Federal National Mortgage Association,
               2.85%, due 02/27/06                                  $  302,146
 300,000     Federal Home Loan Bank,
               3.00%, due 05/06/04 (b)<F19>                            300,469
 300,000     Federal Home Loan Bank,
               3.00%, due 05/14/04 (b)<F19>                            300,562
 300,000     Federal Home Loan Bank,
               3.30%, due 12/18/08                                     298,653
 300,000     Federal Home Loan Bank,
               3.00%, due 04/28/04 (b)<F19>                            298,594
 300,000     Federal Home Loan Bank,
               3.50%, due 02/20/04 (b)<F19>                            300,937
 300,000     Federal Home Loan Bank,
               3.00%, due 12/10/05 (b)<F19>                            292,031
 300,000     Federal Home Loan Bank,
               3.00%, due 6/17/05 (b)<F19>                             290,063
 300,000     Federal Home Loan Mortgage Corp.,
               3.00%, due 03/26/04 (b)<F19>                            297,149
 300,000     Federal National Mortgage Association,
               5.625%, due 8/12/13                                     304,458
                                                                    ----------
                Total long-term investments
                  (cost $2,996,039)                                  2,985,062

SHORT-TERM INVESTMENTS -- 8.5% (A)<F18>

             VARIABLE RATE DEMAND NOTES
 163,000     U.S. Bank, N.A.                                           163,000
 116,233     Wisconsin Corporate
               Central Credit Union                                    116,233
                                                                    ----------
                Total short-term investments
                  (cost $279,233)                                      279,233
                                                                    ----------
                Total investments
                  (cost $3,275,272)                                  3,264,295
             Cash and receivables, less
               liabilities -- 0.5% (A)<F18>                             17,743
                                                                    ----------
                NET ASSETS                                          $3,282,038
                                                                    ----------
                                                                    ----------
             Net Asset Value Per Share
               ($0.01 par value 20,000,000
               shares authorized), offering
               and redemption price
               ($3,282,038 / 339,883
               shares outstanding)                                  $     9.66
                                                                    ----------
                                                                    ----------

(a)<F18>  Percentages for the various classifications relate to net assets.
(b)<F19> Variable Rate Security - the rate reported is the rate in effect as of September 30, 2003. The date shown is the next interest adjustment date.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2003

INCOME:
   Interest                                                           $ 87,943
                                                                      --------

EXPENSES:
   Management fees                                                      26,896
   Professional fees                                                    23,179
   Transfer agent fees                                                  12,904
   Administrative services                                               4,988
   Registration fees                                                     4,304
   Printing and postage expense                                          2,469
   Custodian fees                                                        1,514
   Board of Directors fees                                               1,125
   Other expenses                                                        1,911
                                                                      --------
        Total expenses before reimbursement
          and management fee waiver                                     79,290
   Less expenses assumed by adviser                                    (47,016)
                                                                      --------
        Net expenses                                                    32,274
                                                                      --------
NET INVESTMENT INCOME                                                   55,669
                                                                      --------
NET REALIZED LOSS ON INVESTMENTS                                        (2,621)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                   (21,844)
                                                                      --------
NET LOSS ON INVESTMENTS                                                (24,465)
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 31,204
                                                                      --------
                                                                      --------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2003 and 2002

                                                                                                    2003              2002
                                                                                                 ----------        ----------
OPERATIONS:
   Net investment income                                                                         $   55,669        $   95,057
   Net realized (loss) gain on investments                                                           (2,621)           16,697
   Net change in unrealized appreciation on investments                                             (21,844)          (37,883)
                                                                                                 ----------        ----------
        Net increase in net assets resulting from operations                                         31,204            73,871
                                                                                                 ----------        ----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.1489 and $0.2165 per share, respectively)               (55,669)          (95,057)
                                                                                                 ----------        ----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (49,933 and 111,795 shares, respectively)                            484,893         1,089,301
   Net asset value of shares issued in distributions (5,607 and 10,042 shares, respectively)         54,380            97,831
   Cost of shares redeemed (99,643 and 207,087 shares, respectively)                               (965,959)       (2,018,485)
                                                                                                 ----------        ----------
        Net decrease in net assets derived from Fund share activities                              (426,686)         (831,353)
                                                                                                 ----------        ----------
        TOTAL DECREASE                                                                             (451,151)         (852,539)
NET ASSETS AT THE BEGINNING OF THE YEAR                                                           3,733,189         4,585,728
                                                                                                 ----------        ----------
NET ASSETS AT THE END OF THE YEAR                                                                $3,282,038        $3,733,189
                                                                                                 ----------        ----------
                                                                                                 ----------        ----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                              FOR THE YEARS ENDED SEPTEMBER 30,
                                                               ----------------------------------------------------------------
                                                               2003           2002           2001           2000           1999
                                                               ----           ----           ----           ----           ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                           $  9.72        $  9.77        $  9.62        $  9.65        $  9.81

Income from investment operations:
   Net investment income                                        0.15           0.22           0.43           0.49           0.47
   Net realized and unrealized (loss) gain on investments      (0.06)         (0.05)          0.15          (0.03)         (0.16)
                                                             -------        -------        -------        -------        -------
Total from investment operations                                0.09           0.17           0.58           0.46           0.31

Less distributions:
   Dividends from net investment income                        (0.15)         (0.22)         (0.43)         (0.49)         (0.47)
   Distribution from net realized gains                           --             --             --             --             --
                                                             -------        -------        -------        -------        -------
Total from distributions                                       (0.15)         (0.22)         (0.43)         (0.49)         (0.47)
                                                             -------        -------        -------        -------        -------
Net asset value, end of year                                 $  9.66        $  9.72        $  9.77        $  9.62        $  9.65
                                                             -------        -------        -------        -------        -------
                                                             -------        -------        -------        -------        -------
TOTAL INVESTMENT RETURN                                        0.80%          1.72%          6.19%          4.85%          3.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                           3,282          3,733          4,586          4,575          4,135
Ratio of expenses (after reimbursement)
  to average net assets*<F20>                                  0.90%          0.90%          0.90%          0.90%          0.90%
Ratio of net investment income
  to average net assets**<F21>                                 1.55%          2.24%          4.50%          5.04%          4.78%
Portfolio turnover rate                                       190.0%         138.1%          18.6%          17.0%             --

 *<F20> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 2.21%, 2.00%, 2.09%, 1.93% and 2.15% for the years ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
**<F21> The ratios of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended September 30, 2003, 2002, 2001, 2000 and 1999 would have been 0.24%,
          1.14%, 3.31%, 4.01% and 3.53%, respectively.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF NET ASSETS
September 30, 2003

PRINCIPAL
  AMOUNT                                                                                         RATING         VALUE
---------                                                                                        ------         -----
SHORT-TERM INVESTMENTS -- 100.8%(A)<F22>

             U.S. TREASURY SECURITIES -- 96.4%
$1,000,000   U.S. Treasury Bills, 0.80%, due 10/02/03                                                         $  999,978
 1,000,000   U.S. Treasury Bills, 0.87%, due 10/09/03                                                            999,807
 1,000,000   U.S. Treasury Bills, 0.82%, due 10/16/03                                                            999,658
 1,000,000   U.S. Treasury Bills, 0.79%, due 10/23/03                                                            999,517
 1,000,000   U.S. Treasury Bills, 0.79%, due 10/30/03                                                            999,364
                                                                                                              ----------
                      Total U.S. treasury securities (amortized cost $4,998,324)                               4,998,324

             VARIABLE RATE DEMAND NOTE -- 4.4%
   229,137   U.S. Bank, N.A.                                                                     A1+P1           229,137
                                                                                                              ----------
                      Total variable rate demand note (cost $229,137)                                            229,137
                                                                                                              ----------
                      Total investments (amortized cost $5,227,461)                                            5,227,461
             Liabilities, less cash and receivables -- (0.8%) (A)<F22>                                           (39,913)
                                                                                                              ----------
                      NET ASSETS                                                                              $5,187,548
                                                                                                              ----------
                                                                                                              ----------
             Net Asset Value Per Share ($0.01 par value 500,000,000 shares authorized),
               offering and redemption price ($5,187,548 / 5,187,548 shares outstanding)                      $     1.00
                                                                                                              ----------
                                                                                                              ----------

(a)<F22>  Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2003

INCOME:
   Interest                                                           $ 80,353
                                                                      --------

EXPENSES:
   Management fees                                                      36,554
   Professional fees                                                    23,468
   Transfer agent fees                                                  21,894
   Registration fees                                                    17,552
   Administrative services                                              11,553
   Printing and postage expense                                          5,062
   Board of Directors fees                                               3,375
   Custodian fees                                                        2,765
   Other expenses                                                        3,815
                                                                      --------
       Total operating expenses before interest expense,
         reimbursement and management fee waiver                       126,038
   Interest expense                                                      2,028
                                                                      --------
       Total expenses before reimbursement and management fee waiver   128,066

   Less expenses assumed by adviser                                    (78,518)
                                                                      --------
       Net expenses                                                     49,548
                                                                      --------
NET INVESTMENT INCOME                                                   30,805
NET REALIZED LOSS ON INVESTMENTS                                          (523)
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 30,282
                                                                      --------
                                                                      --------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2003 and 2002

                                                                                                        2003             2002
                                                                                                     ----------       ----------
OPERATIONS:
   Net investment income                                                                            $     30,805     $     129,280
   Net realized loss on investments                                                                         (523)           (2,412)
                                                                                                    ------------     -------------
       Net increase in net assets resulting from operations                                               30,282           126,868
                                                                                                    ------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.0039 and $0.0103 per share, respectively)                    (30,282)         (126,868)
                                                                                                    ------------     -------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (23,349,807 and 163,140,033 shares, respectively)                      23,349,807       163,140,033
   Net asset value of shares issued in distributions (33,829 and 137,323 shares, respectively)            33,829           137,323
   Cost of shares redeemed (27,911,906 and 169,028,083 shares, respectively)                         (27,911,906)     (169,028,083)
                                                                                                    ------------     -------------
       Net decrease in net assets derived from Fund share activities                                  (4,528,270)       (5,750,727)
                                                                                                    ------------     -------------
       TOTAL DECREASE                                                                                 (4,528,270)       (5,750,727)
NET ASSETS AT THE BEGINNING OF THE YEAR                                                                9,715,818        15,466,545
                                                                                                    ------------     -------------
NET ASSETS AT THE END OF THE YEAR                                                                   $  5,187,548     $   9,715,818
                                                                                                    ------------     -------------
                                                                                                    ------------     -------------

FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                              FOR THE YEARS ENDED SEPTEMBER 30,
                                                               ----------------------------------------------------------------
                                                               2003           2002           2001           2000           1999
                                                               ----           ----           ----           ----           ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                           $  1.00        $  1.00        $  1.00        $  1.00        $  1.00

Income from investment operations:
   Net investment income                                        0.00           0.01           0.04           0.05           0.04

Less distributions:
   Dividends from net investment income                        (0.00)         (0.01)         (0.04)         (0.05)         (0.04)
                                                             -------        -------        -------        -------        -------
Net asset value, end of year                                 $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                             -------        -------        -------        -------        -------
                                                             -------        -------        -------        -------        -------

TOTAL INVESTMENT RETURN                                        0.38%          1.03%          4.29%          5.34%          4.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                           5,188          9,716         15,467         28,210         16,462
Ratio of operating expenses before interest expense
  (after reimbursement) to average net assets*<F23>            0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of interest expense to average net assets                0.03%          0.02%          0.01%          0.01%           N/A
Ratio of net investment income to average net assets**<F24>    0.42%          1.08%          4.29%          5.24%          4.35%

 *<F23> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 1.72%, 1.22%, 1.09%, 1.16% and 1.37% for the years ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
**<F24> If the Fund had paid all of its expenses, the ratios would have been (0.62%), 0.51%, 3.85%, 4.74% and 3.63% for the years ended September
          30, 2003, 2002, 2001, 2000 and 1999, respectively.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
September 30, 2003

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. This Company consists of a series of five funds: the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Opportunity Fund ("Opportunity Fund"), the Reynolds Fund ("Reynolds Fund"), the Reynolds U.S. Government Bond Fund ("Government Bond Fund") and the Reynolds Money Market Fund ("Money Market Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28,1988.

     The investment objective of the Blue Chip Fund is to produce long-term growth of capital, with current income as a secondary objective, by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks having above average growth characteristics; the investment objective of the Reynolds Fund is to produce long-term growth of capital; the investment objective of the Government Bond Fund is to provide a high level of current income by investing in a diversified portfolio of securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; and the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments.

     (a) Each security for the Blue Chip Fund, Opportunity Fund, Reynolds Fund and Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments with maturities of 60 days or less held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. For financial reporting purposes, investment transactions are recorded on trade date.

     (b) Net realized gains and losses on securities are computed on the identified cost basis.

     (c) The Funds record dividend income on the ex-dividend date and interest income on the accrual basis.

     (d) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (e) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (g) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Funds have management agreements with Reynolds Capital Management ("RCM"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund, the Opportunity Fund and the Reynolds Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the year ended September 30, 2003, RCM voluntarily waived $26,896 and $36,554 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements.

     In addition, RCM has voluntarily reimbursed the Reynolds Fund, the Government Bond Fund and the Money Market Fund for expenses over 1.95%, 0.90% and 0.65%, respectively, of the daily net assets of such Fund totaling $9,531, $20,120 and $41,964. Reimbursements to the Government Bond Fund and the Money Market Fund are voluntary and may be modified or discontinued at any time by RCM.

     The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those per#formed by RCM pursuant to the management agreements. Under the terms of the agreements, the Blue Chip Fund, the Opportunity Fund and the Reynolds Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

     The Blue Chip Fund, Opportunity Fund and the Reynolds Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund adopting it may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of such Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

(3)  CREDIT FACILITY --

     U.S. Bank, N.A. has made available to Blue Chip Fund, Opportunity Fund, Reynolds Fund and Money Market Fund a credit facility pursuant to the respective Credit Agreements dated August 7, 2000 for the purpose of having cash available to cover incoming redemptions. The Reynolds Fund can also use the credit facility to purchase securities. The Credit Agreements expire July 31, 2004. The terms of the respective agreements are as follows:

                                                  BLUE CHIP         OPPORTUNITY         REYNOLDS         MONEY MARKET
                                                     FUND              FUND               FUND               FUND
                                                --------------    --------------     --------------     --------------
     Payment Terms                              Due in 45 days    Due in 45 days     Due in 90 days     Due in 45 days
     Interest                                  Prime Rate - 1%    Prime Rate - 1%    Prime Rate - 1%   Prime Rate - 1%
     Unused Line Fees                               0.10%              0.10%              0.10%             0.10%
     Credit Limit                                 $5,000,000        $3,000,000         $5,500,000         $2,000,000
     Average Daily Balance Outstanding             $590,312          $103,959          $4,464,833             $0
     Maximum Amount Outstanding                   $3,033,000         $829,000          $5,500,000             $0
     Interest Expense                              $23,865            $6,350            $146,131            $2,028

(4)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders at least annually. On October 29, 2003, the Opportunity Fund will distribute $993,964 from long-term realized gains ($0.58378 per share). The distribution was paid on October 30, 2003 to shareholders of record on October 28, 2003.

     (5)  INVESTMENT TRANSACTIONS --

     For the year ended September 30, 2003, purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $98,620,526 and $79,728,067, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $20,934,597 and $14,934,226, respectively; purchases and proceeds of sales of long-term investment securities of the Reynolds Fund (excluding short-term securities) were $47,153,012 and $24,755,491, respectively; and purchases and proceeds of sales of long-term investment securities for the Government Bond Fund (excluding short-term securities) were $4,820,781 and $4,475,000, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of September 30, 2003, liabilities of the Funds included the following:

                                                       BLUE CHIP     OPPORTUNITY      REYNOLDS      GOVERNMENT     MONEY MARKET
                                                          FUND           FUND           FUND        BOND FUND          FUND
                                                       ---------     -----------      --------      ----------     ------------
     Payable to brokers for securities purchased       $     --       $     --      $       --         $ --           $    --
     Payable to RCM for management fees                 108,939         21,353          29,622           --                --
     Payable to shareholders for redemptions             48,224        121,994         768,065           --                --
     Due to custodian                                        --             --         862,172           --            35,400
     Interest payable                                       417            318          11,237          N/A               167
     Other liabilities                                  143,119         64,520          42,325          806             3,995
     Loan payable                                            --             --       5,485,000          N/A                --

(7)  SOURCES OF NET ASSETS --

     As of September 30, 2003, the sources of net assets were as follows:

                                                       BLUE CHIP     OPPORTUNITY      REYNOLDS      GOVERNMENT     MONEY MARKET
                                                          FUND           FUND           FUND        BOND FUND          FUND
                                                       ---------     -----------      --------      ----------     ------------
     Fund shares issued and outstanding              $242,265,963     $19,624,678   $69,147,773     $3,346,237      $5,187,548
     Net unrealized appreciation on investments           464,353       6,122,817     3,318,699        (10,977)             --
     Accumulated net realized (loss) gains
       on investments                                (103,827,067)        698,375   (39,738,120)       (53,222)             --
                                                     ------------     -----------   -----------     ----------      ----------
                                                     $138,903,249     $26,445,870   $32,728,352     $3,282,038      $5,187,548
                                                     ------------     -----------   -----------     ----------      ----------
                                                     ------------     -----------   -----------     ----------      ----------

(8)  Income Tax Information --

     The following information for the Funds is presented on an income tax basis as of September 30, 2003:

                                                                                NET UNREALIZED
                                                  GROSS            GROSS        (DEPRECIATION)     DISTRIBUTABLE     DISTRIBUTABLE
                               COST OF         UNREALIZED        UNREALIZED      APPRECIATION         ORDINARY         LONG-TERM
                             INVESTMENTS      APPRECIATION      DEPRECIATION    ON INVESTMENTS         INCOME        CAPITAL GAINS
                             -----------      ------------      ------------    --------------     -------------     -------------
     Blue Chip Fund         $137,379,343      $28,222,462       $33,222,333      $(4,999,871)            $0            $      0
     Opportunity Fund         20,674,961        7,719,562         1,892,336        5,827,226              0             993,964
     Reynolds Fund            38,144,104        8,991,664         7,441,529        1,550,135              0                   0
     Government Bond Fund      3,275,272            8,572            19,549          (10,977)             0                   0
     Money Market Fund         5,227,461               --                --               --              0                   0

     The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     The tax components of dividends paid during the year ended September 30, 2003, capital loss carryovers (expiring in varying amounts through 2011) as of September 30, 2003, and tax basis post-October losses as of September 30, 2003, which are not recognized for tax purposes until the first day of the following fiscal year are:

                                            SEPTEMBER 30, 2003                                SEPTEMBER 30, 2002
                       -------------------------------------------------------------    -------------------------------
                          ORDINARY       LONG-TERM       NET CAPITAL                       ORDINARY         LONG-TERM
                           INCOME      CAPITAL GAINS        LOSS        POST-OCTOBER        INCOME        CAPITAL GAINS
                       DISTRIBUTIONS   DISTRIBUTIONS     CARRYOVERS        LOSSES       DISTRIBUTIONS     DISTRIBUTIONS
                       -------------   -------------     ----------     ------------    -------------     -------------
Blue Chip Fund            $     0          $    0        $95,835,954     $2,333,737       $      0          $     0
Opportunity Fund                0               0                  0              0              0           67,556
Reynolds Fund                   0               0         37,422,491        547,065              0                0
Government Bond Fund       55,669               0             50,600          2,622         95,057                0
Money Market Fund          30,282               0                  0              0        126,868                0

     The Blue Chip Fund, Opportunity Fund and Reynolds Fund have utilized $2,177,052, $290,450 and $3,338,442, respectively, of their post-October losses from the prior year to increase current year net capital losses or reduce any net capital gains. The Government Bond Fund had capital loss carryovers of $231,244 which expired September 30, 2003.

     Since there were no ordinary distributions paid for the year ended September 30, 2003 for the Blue Chip, Opportunity or Reynolds Funds, there are no distributions designated as qualifying for the dividends received deduction for corporate shareholders.

(PRICEWATERHOUSECOOPRS LOGO)

100 East Wisconsin Avenue
Suite 1500
Milwaukee, WI 53202
414-212-1600

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Reynolds Funds, Inc.

  In our opinion, the accompanying statements of net assets of Reynolds Blue Chip Growth Fund, Reynolds Opportunity Fund, Reynolds Fund, Reynolds U.S. Government Bond Fund and Reynolds Money Market Fund (collectively constituting Reynolds Funds, Inc., hereafter referred to as the "Funds") and the related statements of operations, of changes in net assets, of cash flows (Reynolds Fund only) and the financial highlights present fairly, in all material respects, the financial position of the Funds at September 30, 2003, the results of each of their operations, the changes in each of their net assets, the cash flows (Reynolds Fund only) and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

October 30, 2003

Reynolds Funds, Inc.
DIRECTORS AND OFFICERS

                                                                                                                   OTHER
                                             TERM OF                                                 # OF FUNDS    DIRECTORSHIPS
                                 POSITION    OFFICE AND                                              IN COMPLEX    HELD BY
NAME, AGE                        HELD WITH   LENGTH OF        PRINCIPAL OCCUPATION                   OVERSEEN      DIRECTOR
AND ADDRESS                      THE FUNDS   TIME SERVED      DURING PAST FIVE YEARS                 BY DIRECTOR   OR OFFICER
-----------                      ---------   -----------      ----------------------                 -----------   -------------

"DISINTERESTED PERSONS" OF THE FUNDS:

Dennis N. Moser, 61              Director    Indefinite Term  Mr. Moser is an independent                5         None
77 Stockbridge                               Since January    consultant. From 2000 to 2001 he
Atherton, CA  94026                          2002             was the Chief Information Officer
                                                              of Schoolpop, Inc., a fund raising
                                                              firm.  Prior to that time he was a
                                                              Senior Vice President of Visa
                                                              International, Inc.

Robert E. Stauder, 73            Director    Indefinite Term  Mr. Stauder is retired.  He was a          5         Tectonic
5 Marsh Drive                                Since 1988       principal of Robinson Mills +                        Capital, Inc.
Mill Valley, CA  94941                                        Williams, an architectural and interior
                                                              design firm, from 1991 until 1996.

"INTERESTED PERSONS" OF THE FUNDS:

Frederick L. Reynolds,*<F25> 61  Director,   Indefinite Term  Mr. Reynolds is the sole proprietor of     5         The Mutual
Wood Island, Third Floor                     Since 1988       Reynolds Capital Management, the Funds'              Fund Education
80 East Sir Francis              President   One Year Term    investment adviser, organized in April,              Alliance
  Drake Boulevard                and         since 1988       1985.
Larkspur, CA  94939              Treasurer

Donald O. Jesberg, 48            Assistant   One Year Term    Mr. Jesberg is an employee of Reynolds     N/A       None
Wood Island, Third Floor         Secretary   since 2002       Capital Management. Employment with the
80 East Sir Francis                                           investment adviser commenced in September
  Drake Boulevard                                             2000. Prior to joining the adviser, Mr.
Larkspur, CA 94939                                            Jesberg was a Vice President of Acquisitions
                                                              for Western Marina Management since 1998.

Camille F. Wildes, 51            Secretary   One Year Term    Ms. Wildes is a Vice President of          N/A       None
225 East Mason Street                        since 1988       Fiduciary Management, Inc., the Funds'
Milwaukee, WI  53202                                          administrator, and has been employed by
                                                              such firm in various capacities since
                                                              December, 1982.

*<F25> Mr. Reynolds is the only director who is an "interested person" of the Company as that term is defined in the Investment Company Act of 1940. Mr. Reynolds is an "interested person" of the Company by reason of his being on officer of the Company and the sole proprietor of the investment adviser.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. After August 31, 2004
                                      ------------------
information on how the Funds voted proxies relating to portfolio securities during the twelve month period ending June 30, 2004 will be available at the Funds' website at http://www.reynoldsfunds.com or the website of the Securities
                  ----------------------------
and Exchange Commission.

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                             www.reynoldsfunds.com

                               BOARD OF DIRECTORS
                                DENNIS N. MOSER
                             FREDERICK L. REYNOLDS
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               OR 1-800-7REYNOLDS
                                 1-414-765-4124

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                              INDEPENDENT AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

ITEM 2. CODE OF ETHICS.
-----------------------

Registrant has adopted a code of ethics.  See attached Exhibit 10 (a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Registrant's Board of Directors has determined that it does not have an "audit committee financial expert" serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert" as such term is defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------
Not applicable.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES
-------------------------------

Not applicable.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The disclosure controls and procedures of the Reynolds Funds, Inc. are periodically evaluated. As of October 20, 2003, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b) The internal controls of the Reynolds Funds, Inc. are periodically evaluated. Since, October 20, 2003, the date of the last evaluation, there have been no significant changes in the Reynolds Funds' internal controls or in other factors that could have had a significant effect on such controls. There have also been no significant deficiencies or material weaknesses identified since the last evaluation that required any corrective action.

ITEM 10. EXHIBITS.
-----------------

(a)  Any code of ethics or amendment thereto. Filed herewith.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Reynolds Funds, Inc.
     --------------------
     Registrant

     By  /s/Frederick L. Reynolds
        ---------------------------------------------------
         Frederick L. Reynolds, Principal Executive Officer

     Date   December 5, 2003
           ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     Reynolds Funds, Inc.
     --------------------
     Registrant

     By    /s/Frederick L. Reynolds
          --------------------------------------------------
          Frederick L. Reynolds, Principal Financial Officer

     Date   December 5, 2003
           -------------------------------------------------